UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07705
                                                     ---------

                               Phoenix-Kayne Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


         Kevin J. Carr, Esq.                          John R. Flores, Esq.
Vice President, Chief Legal Officer,                     Vice President
Counsel and Secretary for Registrant              Litigation/Employment Counsel
   Phoenix Life Insurance Company                Phoenix Life Insurance Company
          One American Row                              One American Row
         Hartford, CT 06102                            Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-243-4361
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                   JUNE 30, 2005


SEMIANNUAL REPORT

[GRAPHIC OMITTED] PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND

[GRAPHIC OMITTED] PHOENIX INTERMEDIATE BOND FUND

[GRAPHIC OMITTED] PHOENIX OVERSEAS FUND

[GRAPHIC OMITTED] PHOENIX RISING DIVIDENDS FUND

[GRAPHIC OMITTED] PHOENIX SMALL-MID CAP FUND


[GRAPHIC OMITTED]
Get Fund documents by e-mail instead.

Eligible shareholders may sign up for E-Delivery at PhoenixFunds.com.



TRUST NAME; PHOENIX-KAYNE FUNDS

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to invwstment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix-Kayne Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

     I encourage you to review this semiannual report for Phoenix CA Intermediate Tax-Free Bond Fund, Phoenix Intermediate Bond Fund, Phoenix Overseas Fund, Phoenix Rising Dividends Fund, and Phoenix Small-Mid Cap Fund, for the six months ended June 30, 2005. 1

     At mid-year, the United States economy is growing at a more moderate pace than we experienced in 2004. Inflation concerns seem to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") has continued to tighten interest rates and instituted its ninth consecutive 25 basis point rate hike on June 30. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declining. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

     No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 2 Your Phoenix Fund allocation may help in this effort.

     As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin
------------------------
Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 2005


1 EFFECTIVE JULY 1, 2005, THE FUND NAMES WERE CHANGED FROM PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND, PHOENIX-KAYNE INTERNATIONAL FUND, PHOENIX-KAYNE RISING DIVIDENDS FUND, AND PHOENIX-KAYNE SMALL-MID CAP FUND, RESPECTIVELY.

2 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS




Glossary ...........................................................           3
Phoenix CA Intermediate Tax-Free Bond Fund .........................           5
Phoenix Intermediate Bond Fund .....................................          13
Phoenix Overseas Fund ..............................................          19
Phoenix Rising Dividends Fund ......................................          27
Phoenix Small-Mid Cap Fund .........................................          34
Notes to Financial Statements ......................................          41
Results of Shareholder Meeting .....................................          46
Fund Management Tables .............................................          47

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

CAL-MORTGAGE
Cal-Mortgage administers the California Health Facility Construction Loan Insurance Program, which provides credit enhancement for eligible health care facilities when they borrow money for capital needs. Cal-Mortgage insured loans are guaranteed by the "full faith and credit" of the State of California and permits borrowers to obtain lower interest rates.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)
Congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
Wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

XLCA (XL CAPITAL ASSURANCE)
A monoline financial guarantee insurance company that provides triple-A rated financial guaranty insurance for the asset-backed structured finance, structured investment products, future flow, global infrastructure project finance, power & utilities, public finance, and bank deposit insurance markets worldwide.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the CA Intermediate Tax-Free Bond Fund, you incur ongoing costs, including investment advisory fees and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period.

ACTUAL EXPENSES
     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

 CA INTERMEDIATE                BEGINNING            ENDING     EXPENSES PAID
TAX-FREE BOND FUND           ACCOUNT VALUE       ACCOUNT VALUE     DURING
     CLASS X               DECEMBER 31, 2004     JUNE 30, 2005     PERIOD*
------------------         -----------------     -------------  -------------
Actual                          $1,000.00          $1,011.80        $3.74
Hypothetical (5% return
   before expenses)              1,000.00           1,021.03         3.77

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.75%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix CA Intermediate Tax-Free Bond Fund


--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

General Obligation                               18%
Water & Sewer Revenue                            16
Pre-Refunded                                     11
Transportation Revenue                            9
Power Revenue                                     9
General Revenue                                   9
Municipal Utility District Revenue                8
Other                                            20


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

MUNICIPAL TAX-EXEMPT BONDS(d)--98.4%
DEVELOPMENT REVENUE--4.4%
Los Angeles County Public Works
Financing Authority Series A 5.50%,
10/1/18 (FSA Insured) ..........................   $  450       $    505,845

Menlo Park Community Development
Agency Las Pulgas Community
Development Project 5.375%, 6/1/16
(AMBAC Insured) ................................      250            260,637

Ontario Redevelopment Financing
Authority Ontario Redevelopment Project
No. 1 6.90%, 8/1/10 (MBIA Insured) .............       70             82,496

Ontario Redevelopment Financing Authority
Project No. 1 Center City & Cimarron
5.25%, 8/1/13 (MBIA Insured) ...................      500            557,320

Riverside County Redevelopment Agency
Jurupa Valley Project Area 5.25%, 10/1/17
(AMBAC Insured) ................................      250            277,888
                                                                ------------
                                                                   1,684,186
                                                                ------------
FACILITIES REVENUE--2.3%
California State Public Works Board
Series C 5.25%, 11/1/20 ........................      500            539,190

Los Angeles State Building Authority
Department of General Services Series A
5.375%, 5/1/06 .................................      200            203,694


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

FACILITIES REVENUE--CONTINUED
Oakland State Building Authority Series A
5%, 4/1/17 (AMBAC Insured) .....................   $  150       $    158,267
                                                                ------------
                                                                     901,151
                                                                ------------

GENERAL OBLIGATION--17.7%
Brea Olinda Unified School District
Series A 6%, 8/1/15 (FGIC Insured) .............      150            181,164

California State 6.25%, 4/1/08 .................      825            895,331

California State 5.50%, 4/1/10
(MBIA Insured) .................................      200            221,726

California State 5.25%, 6/1/16 .................       80             82,652

California State Unrefunded Balance-2001
5.375%, 3/1/06 .................................       45             45,600

City of San Diego Public Safety
Communication Project 6.50%, 7/15/07 ...........      800            855,256

Grossmont Cuyamaca Community College
Series A 5%, 8/1/19 (MBIA Insured) .............      250            271,035

Long Beach Unified School District
Series C 5.375%, 8/1/16 (MBIA Insured) .........      300            326,742

Los Angeles Unified School District
Election of 1997 Series F 5%, 7/1/14
(FSA Insured) ..................................      500            554,060

Metropolitan Water District Southern
California Series A 5.25%, 3/1/11 ..............      180            192,625


                        See Notes to Financial Statements
6

Phoenix CA Intermediate Tax-Free Bond Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

GENERAL OBLIGATION--CONTINUED
Oakland Unified School District Alameda
County School Improvements 5%,
8/1/16 (FSA Insured) ...........................   $  400       $    427,420

Puerto Rico Public Finance Corp.
Series A 5.25%, 8/1/30 (AMBAC Insured)(c) ......      500            555,905

San Diego County Certificates of
Participation 5.25%, 11/1/15
(AMBAC Insured) ................................      960          1,064,218

San Francisco City and County Educational
Facilities Unified School District Series B
5.50%, 6/15/12 .................................      500            535,400

Wiseburn School District Series A 5%,
8/1/17 (MBIA Insured) ..........................      580            643,922
                                                                ------------
                                                                   6,853,056
                                                                ------------

GENERAL REVENUE--8.9%
California State Public Works Board 5%,
11/1/17 (XLCA Insured) .........................      460            503,442

San Jose Financing Authority Convention
Center Project Series F 5%, 9/1/15
(MBIA Insured) .................................    1,000          1,083,490

Santa Clara County Financing Authority
Leasing Revenue 7.75%, 11/15/11
(AMBAC Insured) ................................      400            500,016

South Coast Air Quality Management
District 6%, 8/1/11 (AMBAC Insured) ............    1,000          1,144,430

Truckee Public Financing Authority Leasing
Revenue Series A 5.875%, 11/1/20
(AMBAC Insured) ................................      200            221,114
                                                                ------------
                                                                   3,452,492
                                                                ------------
HIGHER EDUCATION REVENUE--2.9%
California Educational Facilities Authority
Chapman University 5.375%, 10/1/16 .............      250            262,683

California State Public Works Board
Community Colleges Series A
5.25%, 12/1/13 .................................      290            310,839

University of California Series A 5%,
5/15/10 (AMBAC Insured) ........................      500            544,405
                                                                ------------
                                                                   1,117,927
                                                                ------------


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

MEDICAL REVENUE--4.9%
California Health Facilities Financing
Authority Series A 6.25%, 10/1/13
(MBIA Insured) .................................   $1,000       $  1,005,150

California Health Facilities Financing
Authority Series A 5%, 11/15/14 ................      250            269,258

California Statewide Communities
Development Authority Los Angeles
Jewish Home 4.75%, 11/15/10
(CA ST MTG Insured) ............................      500            529,775

San Joaquin County General Hospital
Project Certificates of Participation
5.25%, 9/1/12 (MBIA Insured) ...................      100            108,622
                                                                ------------
                                                                   1,912,805
                                                                ------------
MUNICIPAL UTILITY DISTRICT REVENUE--7.5%
City of San Diego Public Facilities
Financial Authority Series A 5%,
5/15/13 (AMBAC Insured) ........................      300            301,110

Los Angeles Wastewater System
Revenue 5%, 6/1/08 (FSA Insured) ...............      375            398,051

Sacramento Municipal Utility District
Electricity Revenue Series L 5.10%,
7/1/13 (AMBAC Insured) .........................      500            530,425

Sacramento Municipal Utility District
Electricity Revenue Series O 5.25%,
8/15/10 (MBIA Insured) .........................      500            553,650

Sacramento Municipal Utility District
Electricity Revenue Series O 5.25%,
8/15/15 (MBIA Insured) .........................      310            342,643

Sacramento Municipal Utility District
Electricity Revenue Series O 5.25%,
8/15/17 (MBIA Insured) .........................      200            219,900

Sacramento Municipal Utility District
Electricity Revenue Series P 5.25%,
8/15/17 (FSA Insured) ..........................      500            549,750
                                                                ------------
                                                                   2,895,529
                                                                ------------
POWER REVENUE--9.0%
California State Department of Water
Resource Power Supply Series A
5.25%, 5/1/09 (MBIA Insured) ...................    1,000          1,082,460

City of Pasadena 5%, 6/1/17
(MBIA Insured) .................................      300            322,989


                        See Notes to Financial Statements

Phoenix CA Intermediate Tax-Free Bond Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

POWER REVENUE--CONTINUED
Los Angeles Department of Water &
Power Series A-A-3 5.25%, 7/1/18 ...............   $  300       $    308,637

Northern California Power Agency Public
Power Revenue Hydroelectric Project
No. 1 Series A 5%, 7/1/15
(MBIA Insured) .................................    1,000          1,064,980

Southern California Public Power
Authority Series B 5%, 7/1/12
(FSA Insured) ..................................      635            704,367
                                                                ------------
                                                                   3,483,433
                                                                ------------
PRE-REFUNDED--10.3%
California State 5.25%, 6/1/16
Prerefunded 6/1/06 @ 101 .......................      170            175,760

Contra Costa County Home Mortgage
Revenue 7.50%, 5/1/14
(GNMA Collateralized)(b) .......................      500            658,175

Cypress Residential Mortgage Revenue
Series B 7.25%, 1/1/12 (b) .....................      200            247,500

Duarte Redevelopment Agency Single
Family Mortgage Revenue Series A
6.875%, 11/1/11 (FNMA Collateralized)(b) .......      300            363,564

Fremont Union High School District/Santa
Clara County Series B 5.25%, 9/1/15
Prerefunded 9/1/10 @ 100 .......................      200            221,934

Los Angeles Convention & Exhibit Center
Authority Certificates of Participation
9%, 12/1/20 Prerefunded 12/1/05 @ 100 ..........      150            153,845

Los Angeles County Public Works
Financing Authority Revenue Regional
Park and Open Space Series A 5%,
10/1/13 Prerefunded 10/1/07 @ 101 ..............      325            344,893

Metropolitan Water District of Southern
California Series A 5%, 7/1/13
Prerefunded 1/1/08 @ 101 .......................      200            213,058

Modesto Wastewater Treatment Facilities
Revenue 6%, 11/1/12 (MBIA Insured)(b) ..........      735            867,785

Santa Clara Valley Transportation Authority
Series A 5%, 6/1/17 Prerefunded
6/1/11 @ 100 (MBIA Insured) ....................      500            536,085


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

PRE-REFUNDED--CONTINUED
Stockton Housing Facilities Revenue
O'Connor Woods Project A 5.60%,
3/20/28 Prerefunded 9/20/17 @ 100
(GNMA Collateralized) ..........................   $  200       $    201,230
                                                                ------------
                                                                   3,983,829
                                                                ------------
School District Revenue--2.8%
Irvine Unified School District Community
Facilities District No. 86-1 5.50%,
11/1/13 (AMBAC Insured) ........................    1,000          1,077,050

Transportation Revenue--9.2%
Alameda Corridor Transportation Authority
Series A 5.125%, 10/1/16
(MBIA Insured) .................................      150            163,844

Alameda Corridor Transportation Authority
Series A 5.125%, 10/1/17
(MBIA Insured) .................................      125            136,171

Port of Oakland California Series I 5.60%,
11/1/19 (MBIA Insured) .........................    1,000          1,080,460

San Francisco Bay Area Rapid Transit
District Sales Tax Revenue 5.50%,
7/1/15 (FGIC Insured) ..........................      190            192,565

San Francisco Bay Area Rapid Transit
District Sales Tax Revenue 5.25%, 7/1/17 .......      500            538,265

San Francisco City & County Airports
Commission Second Series - Issue 10B
5.375%, 5/1/17 (MBIA Insured) ..................    1,000          1,040,470

San Mateo County Transit District Series A
5%, 6/1/14 (MBIA Insured) ......................      400            425,856
                                                                ------------
                                                                   3,577,631
                                                                ------------
VETERAN REVENUE--2.5%
State of California Veterans Bonds
Series 5.15%, 12/1/14 ..........................      895            949,022

WATER & Sewer Revenue--16.0%
California State Department of Water
Resources Series T 5.125%, 12/1/12 .............      250            269,400

California State Department of Water
Resources Series U 5.125%, 12/1/15 .............       90             97,167

California State Department of Water
Resources Series W 5.50%, 12/1/13
(FSA-CR Insured) ...............................    1,000          1,156,290



                       See Notes to Financial Statements
8

Phoenix CA Intermediate Tax-Free Bond Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

El Dorado Irrigation District Certificates
of Participation Series A 5.25%,
3/1/16 (FGIC Insured) ..........................   $  365       $    407,281

Los Angeles Waste Water System
Revenue Series B 5%, 6/1/14
(FGIC Insured) .................................      700            745,248

Metropolitan Water District of Southern
California Series B 5%, 7/1/13 .................      500            555,535

Modesto Waste Water Series A 5%,
11/1/19 (FSA Insured) ..........................      245            270,333

Mountain View Shoreline Regional Park
Community Series A 5.50%, 8/1/21
(MBIA Insured) .................................    1,000          1,047,430

Redlands Financing Authority Series A
5%, 9/1/17 (FSA Insured) .......................    1,000          1,075,590

Westlands Water District Revenue
Certificates of Participation 5.25%,
9/1/14 (MBIA Insured) ..........................      500            559,160
                                                                ------------
                                                                   6,183,434
                                                                ------------
----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $37,117,340)                                     38,071,545
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4%
(Identified Cost $37,117,340)                                     38,071,545(a)

Other assets and liabilities, net--1.6%                              636,922
                                                                ------------
NET ASSETS--100.0%                                              $ 38,708,467
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,059,778 and gross depreciation of $105,573 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $37,117,340.
(b) Escrowed to maturity.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) At June 30, 2005, 78% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 36%, AMBAC 17%, and FSA 15%.


                        See Notes to Financial Statements

Phoenix CA Intermediate Tax-Free Bond Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)


ASSETS
Investment securities at value
   (identified cost $37,117,340)                                     $38,071,545
Cash                                                                     223,652
Receivables
   Interest                                                              499,190
Prepaid expenses                                                           8,438
                                                                     -----------
       Total assets                                                   38,802,825
                                                                     -----------
LIABILITIES
Payables
   Fund shares repurchased                                                   506
   Dividend distributions                                                 54,175
   Professional fee                                                       14,891
   Financial agent fee                                                     4,449
   Investment advisory fee                                                 4,392
   Transfer agent fee                                                      2,176
   Trustees' fee                                                             491
Accrued expenses                                                          13,278
                                                                     -----------
       Total liabilities                                                  94,358
                                                                     -----------
NET ASSETS                                                           $38,708,467
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $37,698,101
Undistributed net investment income                                        6,644
Accumulated net realized gain                                             49,517
Net unrealized appreciation                                              954,205
                                                                     -----------
NET ASSETS                                                           $38,708,467
                                                                     ===========
Shares of beneficial interest outstanding,
   no par value, unlimited authorization                               3,612,491
Net asset value and offering price per share                              $10.72



                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                              $ 769,924
                                                                      ---------
       Total investment income                                          769,924
                                                                      ---------
EXPENSES
Investment advisory fee                                                  94,650
Financial agent fee                                                      25,141
Trustees                                                                 17,798
Professional                                                             15,803
Transfer agent                                                            8,150
Printing                                                                  7,023
Registration                                                              6,547
Custodian                                                                 1,624
Miscellaneous                                                            22,646
                                                                      ---------
       Total expenses                                                   199,382
       Less expenses reimbursed by investment adviser                   (57,220)
       Custodian fees paid indirectly                                      (187)
                                                                      ---------
       Net expenses                                                     141,975
                                                                      ---------
NET INVESTMENT INCOME                                                   627,949
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                         49,517
Net change in unrealized appreciation (depreciation) on
   investments                                                         (250,144)
                                                                      ---------
NET LOSS ON INVESTMENTS                                                (200,627)
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 427,322
                                                                      =========

                        See Notes to Financial Statements

Phoenix CA Intermediate Tax-Free Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                JUNE 30, 2005      YEAR ENDED
                                                                                 (UNAUDITED)    DECEMBER 31, 2004
                                                                                -------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                  $   627,949       $ 1,276,147
   Net realized gain (loss)                                                           49,517           387,638
   Net change in unrealized appreciation (depreciation)                             (250,144)        (463,295)
                                                                                 -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       427,322         1,200,490
                                                                                 -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                            (625,821)       (1,276,807)
   Net realized short-term gains                                                          --           (31,815)
   Net realized long-term gains                                                           --          (482,971)
                                                                                 -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (625,821)       (1,791,593)
                                                                                 -----------       -----------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (255,632 and 500,653 shares, respectively)        2,730,297         5,418,380
   Net asset value of shares issued from reinvestment of distributions
       (26,209 and 72,718 shares, respectively)                                      280,487           786,372
   Cost of shares repurchased (223,183 and 612,472 shares, respectively)          (2,388,831)       (6,696,885)
                                                                                 -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         621,953          (492,133)
                                                                                 -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                             423,454        (1,083,236)
NET ASSETS
   Beginning of period                                                            38,285,013        39,368,249
                                                                                 -----------       -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
       INCOME OF $6,644 AND $4,516, RESPECTIVELY)                                $38,708,467       $38,285,013
                                                                                 ===========       ===========


                        See Notes to Financial Statements

Phoenix CA Intermediate Tax-Free Bond Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS X
                                                 -----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005   -------------------------------------------------------------
                                                   (UNAUDITED)     2004        2003         2002         2001        2000
Net asset value, beginning of period                 $10.77       $10.96       $10.93      $10.74       $10.83      $10.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.18         0.37         0.41        0.46         0.47        0.49
   Net realized and unrealized gain (loss)            (0.05)       (0.04)        0.04        0.24        (0.02)       0.54
                                                     ------       ------       ------      ------       ------      ------
TOTAL FROM INVESTMENT OPERATIONS                       0.13         0.33         0.45        0.70         0.45        1.03
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.18)       (0.37)       (0.41)      (0.46)       (0.47)      (0.49)
   Distributions from net realized gains                 --        (0.15)       (0.01)      (0.05)       (0.07)         --
                                                     ------       ------       ------      ------       ------      ------
       TOTAL DISTRIBUTIONS                            (0.18)       (0.52)       (0.42)      (0.51)       (0.54)      (0.49)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.05)       (0.19)        0.03        0.19        (0.09)       0.54
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.72       $10.77       $10.96      $10.93       $10.74      $10.83
                                                     ======       ======       ======      ======       ======      ======
Total return                                           1.18%(2)     3.04%        4.25%       6.60%        4.26%      10.18%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $38,708      $38,285      $39,368     $33,307      $34,422     $31,353

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Net operating expenses                              0.75%(3)     0.75%        0.75%       0.75%        0.75%       0.75%(1)
   Gross operating expenses                            1.05%(3)     0.98%        1.03%       0.98%        0.85%       0.96%
   Net investment income                               3.32%(3)     3.39%        3.72%       4.18%        4.38%       4.63%
Portfolio turnover                                       23%(2)       62%          33%         21%          61%         33%

(1) For the period ended December 31, 2000, the ratio of net operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than ratio shown in the table.
(2) Not annualized.
(3) Annualized.

                       See Notes to Financial Statements
12

PHOENIX INTERMEDIATE BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Intermediate Bond Fund, you incur ongoing costs, including investment advisory fees and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

INTERMEDIATE             BEGINNING               ENDING         EXPENSES PAID
 BOND FUND            ACCOUNT VALUE           ACCOUNT VALUE         DURING
 CLASS X            DECEMBER 31, 2004         JUNE 30, 2005         PERIOD*
------------        -----------------         -------------     -------------
Actual                   $1,000.00              $1,013,20           $4.65
Hypothetical (5% return
   before expenses)       1,000.00               1,020.11            4.68

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.93%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Intermediate Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Corporate Bonds                         43%
U.S. Government Securities                       25
Agency Non-Mortgage-Backed Securities            23
Agency Mortgage-Backed Securities                 6
Other                                             3


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

U.S. GOVERNMENT SECURITIES--25.1%
U.S. TREASURY NOTES--25.1%
U.S. Treasury Note 5.625%, 5/15/08 .............   $1,152       $  1,213,110
U.S. Treasury Note 3.25%, 1/15/09 ..............    1,360          1,341,035
U.S. Treasury Note 6%, 8/15/09 .................    1,700          1,847,621
U.S. Treasury Note 6.50%, 2/15/10 ..............    6,000          6,697,740
U.S. Treasury Note 4.75%, 5/15/14 ..............    2,100          2,228,955
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,369,488)                                     13,328,461
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--6.3%
FHLMC 7.50%, 4/1/14 ............................       74             79,136
FHLMC 7%, 4/1/16 ...............................       72             76,498
FNMA 7.50%, 7/1/09 .............................       33             35,069
FNMA 7%, 5/1/14 ................................       62             65,957
FNMA 8%, 1/1/15 ................................       17             18,011
FNMA 8.50%, 7/1/27 .............................      373            407,712
GNMA 7%, 7/20/13 ...............................       82             85,900
GNMA 8%, '21-'27 ...............................      243            263,143
GNMA 8.50%, 12/15/22 ...........................        2              2,193
GNMA 8.50%, 8/15/24 ............................       72             79,491
GNMA 8.50%, 8/15/25 ............................       14             15,604
GNMA 8.50%, 6/15/26 ............................        3              2,765
GNMA 7%, 6/15/31 ...............................      797            844,960
GNMA 6%, 8/15/31 ...............................      470            485,181
GNMA 6.50%, 10/15/31 ...........................      838            876,002
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,298,336)                                       3,337,622
----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--22.7%
FFCB 7.125%, 11/16/15 ..........................   $  500       $    564,657
FHLB 5.925%, 4/9/08 ............................    1,000          1,054,105
FHLB 5.80%, 9/2/08 .............................      350            369,918
FHLB 5.15%, 1/28/13 ............................      345            345,059
FHLB 6.30%, 5/13/13 ............................      220            233,200
FHLB 7.23%, 9/8/15 .............................    1,500          1,731,201
FHLB 6%, 4/27/22 ...............................    1,020          1,045,933
FHLMC 7.09%, 11/22/16 ..........................      850            890,985
FNMA 6.625%, 10/15/07 ..........................    1,500          1,591,325
FNMA 6.625%, 11/15/10 ..........................    1,000          1,124,612
FNMA 6.375%, 6/15/09 ...........................    1,000          1,088,996
FNMA 6%, 5/16/11 ...............................      875            894,957
FNMA 6.96%, 9/5/12 .............................    1,063          1,125,771
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,926,680)                                     12,060,719
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--43.0%
Aerospace & Defense--5.3%
Boeing Capital Corp. 5.65%, 5/15/06 ............      425            431,760
Boeing Capital Corp. 5.75%, 2/15/07 ............      815            837,190
Honeywell, Inc. 7%, 3/15/07 ....................    1,500          1,570,486
                                                                ------------
                                                                   2,839,436
                                                                ------------
CONSUMER FINANCE--3.7%
General Electric Capital Corp.
Series A 4.625%, 9/15/09 .......................      800            814,460


                        See Notes to Financial Statements
14

Phoenix Intermediate Bond Fund

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

CONSUMER FINANCE--CONTINUED
National Rural Utilities Cooperative
Finance Corp. 7.25%, 3/1/12 ....................   $1,000       $  1,160,940
                                                                ------------
                                                                   1,975,400
                                                                ------------
DIVERSIFIED BANKS--2.9%
Bank of America Corp. 7.125%, 5/1/06 ...........      540            552,830
Deutsche Bank AG NY 9.18%, 2/28/17(b) ..........    1,000            976,250
                                                                ------------
                                                                   1,529,080
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--1.2%
International Lease Finance Corp.
5.75%, 10/15/06 ................................      600            611,798

HOUSEHOLD PRODUCTS--4.3%
Colgate-Palmolive Co. 5.98%, 4/25/12 ...........      620            680,175
Kimberly-Clark Corp. 5%, 8/15/13 ...............    1,500          1,579,046
                                                                ------------
                                                                   2,259,221
                                                                ------------
HYPERMARKETS & SUPER CENTERS--3.2%
Wal-Mart Stores, Inc. 4.55%, 5/1/13 ............    1,700          1,718,808

INTEGRATED OIL & GAS--2.1%
Conoco Funding Co. 6.35%, 10/15/11 .............    1,000          1,108,744

INTEGRATED TELECOMMUNICATION SERVICES--2.4%
SBC Communications, Inc.
5.875%, 2/1/12 .................................    1,200          1,284,522

INVESTMENT BANKING & BROKERAGE--2.5%
Bear Stearns Co., Inc. 7.80%, 8/15/07 ..........      825            884,102
Goldman Sachs Group, Inc. 5.25%, 4/1/13 ........      425            440,118
                                                                ------------
                                                                   1,324,220
                                                                ------------
LIFE & Health Insurance--2.0%
Metlife, Inc. 6.125%, 12/1/11 ..................    1,000          1,087,468


                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                   ------       ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Heller Financial, Inc. 7.375%, 11/1/09 .........   $1,000       $  1,122,663

PHARMACEUTICALS--8.2%
Abbott Laboratories 5.625%, 7/1/06 .............    1,400          1,423,757
Johnson & Johnson 6.625%, 9/1/09 ...............    1,300          1,428,510
Pfizer, Inc. 4.50%, 2/15/14 ....................    1,500          1,513,267
                                                                ------------
                                                                   4,365,534
                                                                ------------
RESTAURANTS--3.1%
McDonald's Corp. 6%, 4/15/11 ...................    1,500          1,629,355
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,432,622)                                     22,856,249
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $51,027,126)                                     51,583,051
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.8%

COMMERCIAL PAPER--3.8%
UBS Finance Delaware LLC 3.35%, 7/1/05 .........    2,035          2,035,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,035,000)                                       2,035,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $53,062,126)                                     53,618,051(a)

Other assets and liabilities, net--(0.9)%                           (484,249)
                                                                ------------
NET ASSETS--100.0%                                              $ 53,133,802
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $777,984 and gross depreciation of $222,852 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $53,062,919.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.


                        See Notes to Financial Statements

Phoenix Intermediate Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (identified cost $53,062,126)                                    $53,618,051
Cash                                                                      3,907
Receivables
   Interest                                                             751,515
   Fund shares sold                                                      12,844
Prepaid expenses                                                         11,253
                                                                    -----------
      Total assets                                                   54,397,570
                                                                    -----------
LIABILITIES
Payables
   Investment securities repurchased                                  1,153,767
   Fund shares repurchased                                               49,920
   Investment advisory fee                                               21,744
   Financial agent fee                                                    5,098
   Transfer agent fee                                                     2,938
   Trustees' fee                                                            491
Accrued expenses                                                         29,810
                                                                    -----------
      Total Liabilities                                               1,263,768
                                                                    -----------
NET ASSETS                                                          $53,133,802
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $52,857,150
Distributions in excess of net investment income                         (3,513)
Accumulated net realized loss                                          (275,760)
Net unrealized appreciation                                             555,925
                                                                    -----------
NET ASSETS                                                          $53,133,802
                                                                    ===========
Shares of beneficial interest outstanding,
   no par value, unlimited authorization                              4,942,189
Net asset value and offering price per share                             $10.75


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $1,109,662
                                                                     ----------
      Total investment income                                         1,109,662
                                                                     ----------
EXPENSES
Investment advisory fee                                                 128,795
Financial agent fee                                                      28,767
Professional                                                             15,038
Trustees                                                                 17,798
Transfer agent                                                            9,659
Printing                                                                  7,880
Registration                                                              7,276
Custodian                                                                 3,326
Miscellaneous                                                            21,950
                                                                     ----------
      Total expenses                                                    240,489
      Custodian fees paid indirectly                                       (315)
                                                                     ----------
      Net expenses                                                      240,174
                                                                     ----------
NET INVESTMENT INCOME                                                   869,488
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                       (236,023)
Net change in unrealized appreciation (depreciation) on
   investments                                                           38,445
                                                                     ----------
NET LOSS ON INVESTMENTS                                                (197,578)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  671,910
                                                                     ==========


                        See Notes to Financial Statements
16

Phoenix Intermediate Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                  ENDED
                                                                              JUNE 30, 2005       YEAR ENDED
                                                                               (UNAUDITED)     DECEMBER 31, 2004
                                                                              --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   869,488       $ 1,862,328
   Net realized gain (loss)                                                        (236,023)          372,116
   Net change in unrealized appreciation (depreciation)                              38,445        (1,179,904)
                                                                                -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      671,910         1,054,540
                                                                                -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                           (873,001)       (1,895,342)
   Net realized long-term gains                                                          --          (495,005)
                                                                                -----------       -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (873,001)       (2,390,347)
                                                                                -----------       -----------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (604,900 and 1,399,246 shares, respectively)     6,474,747        15,381,326
   Net asset value of shares issued from reinvestment of distributions
      (62,845 and 159,446 shares, respectively)                                     672,669         1,741,504
   Cost of shares repurchased (424,765 and 899,478 shares, respectively)         (4,549,366)       (9,847,416)
                                                                                -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      2,598,050         7,275,414
                                                                                -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                          2,396,959         5,939,607
NET ASSETS
   Beginning of period                                                           50,736,843        44,797,236
                                                                                -----------       -----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
      INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF ($3,513)
      AND $0, RESPECTIVELY)                                                     $53,133,802       $50,736,843
                                                                                ===========       ===========

                        See Notes to Financial Statements

Phoenix Intermediate Bond Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS X
                                                ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2005             -------------------------------------------------
                                                 (UNAUDITED)       2004         2003        2002        2001         2000
Net asset value, beginning of period                 $10.80       $11.09       $11.31      $10.91       $10.82      $10.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.18         0.41         0.48        0.55         0.57        0.56
   Net realized and unrealized gain (loss)            (0.05)       (0.17)       (0.17)       0.45         0.28        0.39
                                                     ------       ------       ------      ------       ------      ------
      TOTAL FROM INVESTMENT OPERATIONS                 0.13         0.24         0.31        1.00         0.85        0.95
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.18)       (0.42)       (0.48)      (0.55)       (0.57)      (0.57)
   Dividends from net realized gains                     --        (0.11)       (0.05)      (0.05)       (0.19)         --
                                                     ------       ------       ------      ------       ------      ------
      TOTAL DISTRIBUTIONS                             (0.18)       (0.53)       (0.53)      (0.60)       (0.76)      (0.57)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.05)       (0.29)       (0.22)       0.40         0.09        0.38
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.75       $10.80       $11.09      $11.31       $10.91      $10.82
                                                     ======       ======       ======      ======       ======      ======
Total return                                           1.32%(1)     2.13%        2.74%       9.45%        7.98%       9.40%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $53,134      $50,737      $44,797     $42,902      $40,375     $47,097

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Operating expenses                                  0.93%(2)     0.90%        0.94%       0.88%        0.96%       0.94%
   Net investment income                               3.38%(2)     3.71%        4.28%       4.96%        5.13%       5.34%
Portfolio turnover                                       17%(1)       54%          35%         27%          50%         10%

(1) Not annualized.
(2) Annualized.

                        See Notes to Financial Statements
18

PHOENIX OVERSEAS FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Overseas Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                       BEGINNING           ENDING         EXPENSES PAID
OVERSEAS FUND        ACCOUNT VALUE      ACCOUNT VALUE       DURING
   CLASS X         DECEMBER 31, 2004    JUNE 30, 2005       PERIOD*
-------------      -----------------    -------------    -------------
Actual                 $1,000.00          $  969.50         $6.84
Hypothetical (5% return
   before expenses)     1,000.00           1,017.76          7.03

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.40%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                       BEGINNING           ENDING         EXPENSES PAID
OVERSEAS FUND       ACCOUNT VALUE       ACCOUNT VALUE       DURING
   CLASS A         DECEMBER 31, 2004    JUNE 30, 2005       PERIOD*
-------------      -----------------    -------------    -------------
Actual                 $1,000.00          $  967.80         $8.06
Hypothetical (5% return
   before expenses)     1,000.00           1,016.51          8.29

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.65%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                       BEGINNING           ENDING         EXPENSES PAID
OVERSEAS FUND        ACCOUNT VALUE      ACCOUNT VALUE       DURING
   CLASS B         DECEMBER 31, 2004    JUNE 30, 2005      PERIOD*
-------------      -----------------    -------------    -------------
Actual                 $1,000.00          $  964.30        $11.69
Hypothetical (5% return
   before expenses)     1,000.00           1,012.74         12.05

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.40%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                       BEGINNING           ENDING         EXPENSES PAID
OVERSEAS FUND        ACCOUNT VALUE      ACCOUNT VALUE       DURING
   CLASS C         DECEMBER 31, 2004    JUNE 30, 2005      PERIOD*
-------------      -----------------    -------------    -------------
Actual                 $1,000.00          $  964.30        $11.70
Hypothetical (5% return
   before expenses)     1,000.00           1,012.74         12.06

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.40%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Overseas Fund

--------------------------------------------------------------------------------
Country Weightings (Unaudited)                                           6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

France                          21%
United Kingdom                  20
Japan                           17
Switzerland                     11
Germany                          7
Spain                            5
Netherlands                      4
Other                           15


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                     SHARES         VALUE
                                                     -------    ------------

FOREIGN  COMMON STOCKS(b)--99.7%
AUSTRALIA--1.4%
Rio Tinto Ltd. (Diversified Metals & Mining) ....     23,000    $    780,301

BELGIUM--2.2%
Dexia (Diversified Banks) .......................     26,600         584,858
Fortis (Multi-Sector Holdings) ..................     22,700         628,262
                                                                ------------
                                                                   1,213,120
                                                                ------------
FRANCE--21.3%
Air Liquide SA (Industrial Gases) ...............      7,285       1,238,891
AXA Sponsored ADR (Multi-line Insurance) ........     44,984       1,120,551
BNP Paribas SA (Diversified Banks) ..............     17,000       1,161,099
Carrefour SA (Food Retail) ......................     10,800         522,316

Groupe Danone Sponsored ADR
(Packaged Foods & Meats) ........................     32,380         566,650

L'Oreal SA (Personal Products) ..................     11,100         794,783
Lafarge SA (Construction Materials) .............      6,100         554,457

LVMH Moet Hennessy Louis Vuitton SA
(Apparel, Accessories & Luxury Goods) ...........      8,200         631,289

PSA Peugeot Citroen SA (Automobile Manufacturers)      8,680         511,876
Sanofi-aventis (Pharmaceuticals) ................     15,000       1,228,472

Schneider Electric SA (Electrical
Components & Equipment) .........................      7,600         571,508

Societe Generale (Diversified Banks) ............      6,600         669,264
Total SA Sponsored ADR (Integrated Oil & Gas) ...     17,496       2,044,408
                                                                ------------
                                                                  11,615,564
                                                                ------------


                                                     SHARES         VALUE
                                                     -------    ------------

GERMANY--6.8%
Altana AG (Pharmaceuticals) .....................     10,500    $    599,765
BASF AG (Diversified Chemicals) .................     10,800         714,829
Henkel KGaA (Personal Products) .................      7,500         628,771
SAP AG (Application Software) ...................      5,340         923,827
Siemens AG (Industrial Conglomerates) ...........     12,000         871,910
                                                                ------------
                                                                   3,739,102
                                                                ------------

IRELAND--2.7%
Allied Irish Banks plc (Diversified Banks) ......     28,875         621,042
Bank of Ireland (Diversified Banks) .............     54,000         876,359
                                                                ------------
                                                                   1,497,401
                                                                ------------

JAPAN--17.7%
Canon, Inc. (Electronic Equipment Manufacturers)      22,000       1,153,120
Denso Corp. (Auto Parts & Equipment) ............     22,600         513,173
Fanuc Ltd. (Industrial Machinery) ...............      9,300         588,302
Kao Corp. (Personal Products) ...................     38,000         892,839

Millea Holdings, Inc. (Property &
Casualty Insurance) .............................         64         858,314

Mitsubishi Tokyo Financial Group, Inc.
(Diversified Banks) .............................        125       1,053,702

Ricoh Co. Ltd. (Electronic Equipment Manufacturers)   33,000         513,766
Secom Co. Ltd. (Hotels, Resorts & Cruise Lines) .     15,000         643,568
Shin-Etsu Chemical Co. Ltd. (Diversified Chemicals)   29,200       1,104,816
SMC Corp. (Electrical Components & Equipment) ...      9,100         986,561
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)      12,500         618,098
Toyota Motor Corp. (Automobile Manufacturers) ...     20,100         717,284
                                                                ------------
                                                                   9,643,543
                                                                ------------


                        See Notes to Financial Statements

Phoenix Overseas Fund

                                                     SHARES         VALUE
                                                     -------    ------------

NETHERLANDS--4.5%
ABN AMRO Holding N.V. (Diversified Banks) .......     28,700    $    705,097

Koninklijke Philips Electronics N.V.
(Industrial Conglomerates) ......................     44,500       1,120,879

Wolters Kluwer N.V. (Publishing & Printing) .....     33,000         629,883
                                                                ------------
                                                                   2,455,859
                                                                ------------

NORWAY--2.8%
Statoil ASA (Integrated Oil & Gas) ..............     75,500       1,537,220

SINGAPORE--3.0%
DBS Group Holdings Ltd. (Diversified Banks) .....    120,000       1,015,275

Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ...........................    444,000         636,372
                                                                ------------
                                                                   1,651,647
                                                                ------------

SPAIN--4.6%
Banco Bilbao Vizcaya Argentaria SA
(Diversified Banks) .............................     55,000         845,067

Banco Popular Espanol SA (Regional Banks) .......     50,000         603,357

Telefonica SA (Integrated
Telecommunication Services) .....................     64,532       1,052,756
                                                                ------------
                                                                   2,501,180
                                                                ------------

SWEDEN--1.2%
Hennes & Mauritz AB Class B (Apparel Retail) ....     18,400         645,423

SWITZERLAND--11.6%
Credit Suisse Group (Diversified Banks) .........     27,800       1,089,694
Nestle S.A. (Packaged Foods & Meats) ............      2,800         715,296

Nestle S.A. Sponsored ADR (Packaged
Foods & Meats) ..................................     13,243         847,651

Novartis AG ADR (Pharmaceuticals) ...............     22,976       1,089,982
Roche Holding AG (Pharmaceuticals) ..............      5,700         719,209
Swiss Reinsurance (Property & Casualty Insurance)     11,400         699,037

Swisscom AG (Integrated
Telecommunication Services) .....................      1,430         466,021

UBS AG (Diversified Capital Markets) ............      9,090         708,612
                                                                ------------
                                                                   6,335,502
                                                                ------------


                                                     SHARES         VALUE
                                                     -------    ------------

UNITED KINGDOM--19.9%
AstraZeneca plc (Pharmaceuticals) ...............     14,155    $    583,577
BP plc (Integrated Oil & Gas) ...................    174,750       1,817,347
Compass Group plc (Restaurants) .................    132,835         556,248
Diageo plc (Distillers & Vintners) ..............     46,800         688,474
GlaxoSmithKline plc (Pharmaceuticals) ...........     47,773       1,154,363
HBOS plc (Diversified Banks) ....................     43,000         661,108
Kingfisher plc (Home Improvement Retail) ........    108,000         473,814
Pearson plc (Publishing & Printing) .............     47,924         562,935
Prudential plc (Life & Health Insurance) ........     68,500         606,997
Reed Elsevier plc (Publishing & Printing) .......     99,100         946,519
Royal Bank of Scotland Group plc (Diversified Banks)  37,200       1,120,049
Tesco plc (Food Retail) .........................     98,700         562,296

Vodafone Group plc Sponsored ADR (Wireless
Telecommunication Services) .....................     46,980       1,142,554
                                                                ------------
                                                                  10,876,281
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $45,462,759)                                     54,492,143
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $45,462,759)                                     54,492,143
----------------------------------------------------------------------------


                                                    PAR VALUE
                                                      (000)
                                                    ---------

SHORT-TERM INVESTMENTS--1.1%
Commercial Paper--1.1%
UBS Finance Delaware LLC 3.35%, 7/1/05               $   615         615,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $615,000)                                           615,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $46,077,759)                                     55,107,143(a)

Other assets and liabilities, net--(0.8)%                           (454,599)
                                                                ------------
NET ASSETS--100.0%                                              $ 54,652,544
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,758,877 and gross depreciation of $729,493 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $46,077,759.

(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Overseas Fund


                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)


Aerospace & Defense ..........................................            1.2%
Apparel Retail ...............................................            1.2
Apparel, Accessories & Luxury Goods ..........................            1.2
Application Software .........................................            1.7
Auto Parts & Equipment .......................................            0.9
Automobile Manufacturers .....................................            2.2
Construction Materials .......................................            1.0
Distillers & Vintners ........................................            1.3
Diversified Banks ............................................           19.1
Diversified Capital Markets ..................................            1.3
Diversified Chemicals ........................................            3.3
Diversified Metals & Mining ..................................            1.4
Electrical Components & Equipment ............................            2.9
Electronic Equipment Manufacturers ...........................            3.1
Food Retail ..................................................            2.0
Home Improvement Retail ......................................            0.9
Hotels, Resorts & Cruise Lines ...............................            1.2
Industrial Conglomerates .....................................            3.7
Industrial Gases .............................................            2.3
Industrial Machinery .........................................            1.1
Integrated Oil & Gas .........................................            9.9
Integrated Telecommunication Services ........................            2.8
Life & Health Insurance ......................................            1.1
Multi-Sector Holdings ........................................            1.1
Multi-line Insurance .........................................            2.0
Packaged Foods & Meats .......................................            3.9
Personal Products ............................................            4.2
Pharmaceuticals ..............................................           11.0
Property & Casualty Insurance ................................            2.9
Publishing & Printing ........................................            3.9
Regional Banks ...............................................            1.1
Restaurants ..................................................            1.0
Wireless Telecommunication Services ..........................            2.1
                                                                        -----
                                                                        100.0%
                                                                        =====

                        See Notes to Financial Statements

Phoenix Overseas Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $46,077,759)                                    $ 55,107,143
Cash                                                                      2,745
Receivables
  Dividends                                                             118,323
  Tax reclaims                                                           53,396
  Fund shares sold                                                       43,116
Prepaid expenses                                                         22,754
                                                                   ------------
     Total assets                                                    55,347,477
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased                                               605,873
  Investment advisory fee                                                27,846
  Transfer agent fee                                                     11,616
  Financial agent fee                                                     5,276
  Distribution and service fees                                           3,581
  Trustees' fees                                                            491
Accrued expenses                                                         40,250
                                                                   ------------
     Total liabilities                                                  694,933
                                                                   ------------
NET ASSETS                                                         $ 54,652,544
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 67,811,377
Undistributed net investment income                                     611,985
Accumulated net realized loss                                       (22,795,142)
Net unrealized appreciation                                           9,024,324
                                                                   ------------
NET ASSETS                                                         $ 54,652,544
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $41,842,062)                    3,393,529
Net asset value and offering price per share                             $12.33

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $11,368,736)                      927,196
Net asset value per share                                                $12.26
Offering price per share $12.26/(1-5.75%)                                $13.01

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $380,707)                          31,323
Net asset value and offering price per share                             $12.15

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,061,039)                        87,306
Net asset value and offering price per share                             $12.15


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)


INVESTMENT INCOME
Dividends                                                           $ 1,186,923
Interest                                                                  3,479
Foreign taxes withheld                                                 (144,533)
                                                                    -----------
     Total investment income                                          1,045,869
                                                                    -----------
EXPENSES
Investment advisory fee                                                 273,207
Service fees, Class A                                                    14,119
Distribution and service fees, Class B                                    1,961
Distribution and service fees, Class C                                    5,557
Financial agent fee                                                      30,932
Transfer agent                                                           37,679
Custodian                                                                29,097
Registration                                                             18,578
Trustees                                                                 17,798
Professional                                                             15,474
Printing                                                                  8,832
Miscellaneous                                                            25,124
                                                                    -----------
     Total expenses                                                     478,358
     Less expenses reimbursed by investment adviser                     (53,929)
                                                                    -----------
     Net expenses                                                       424,429
                                                                    -----------
NET INVESTMENT INCOME                                                   621,440
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      1,478,126
Net realized loss on foreign currency transactions                      (63,594)
Net change in unrealized appreciation (depreciation) on
  investments                                                        (3,870,353)
Net change in unrealized appreciation (depreciation) on
  foreign currency transactions and translation                          (9,753)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (2,465,574)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,844,134)
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Overseas Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                JUNE 30, 2005     YEAR ENDED
                                                                                 (UNAUDITED)   DECEMBER 31, 2004
                                                                                -------------  -----------------
FROM OPERATIONS
  Net investment income (loss)                                                  $    621,440      $    562,786
  Net realized gain (loss)                                                         1,414,532           779,992
  Net change in unrealized appreciation (depreciation)                            (3,880,106)        5,802,995
                                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     (1,844,134)        7,145,773
                                                                                ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                                     (41,281)         (408,160)
  Net investment income, Class A                                                     (11,118)          (69,738)
  Net investment income, Class B                                                          --               (74)
  Net investment income, Class C                                                          --              (209)
                                                                                ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (52,399)         (478,181)
                                                                                ------------      ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (271,006 and 838,947 shares, respectively)         3,418,255         9,607,428
  Net asset value of shares issued from reinvestment of
     distributions (1,969 and 20,594 shares, respectively)                            24,575           247,250
  Cost of shares repurchased (551,141 and 814,640 shares, respectively)           (6,904,457)       (9,405,866)
                                                                                ------------      ------------
Total                                                                             (3,461,627)          448,812
                                                                                ------------      ------------
CLASS A
  Proceeds from sales of shares (111,421 and 215,708 shares, respectively)         1,401,299         2,477,322
  Net asset value of shares issued from reinvestment of
     distributions (885 and 5,756 shares, respectively)                               10,988            69,334
  Cost of shares repurchased (82,571 and 174,457 shares, respectively)            (1,029,021)       (1,989,541)
                                                                                ------------      ------------
Total                                                                                383,266           557,115
                                                                                ------------      ------------
CLASS B
  Proceeds from sales of shares (4,890 and 20,499 shares, respectively)               60,680           234,135
  Net asset value of shares issued from reinvestment of
     distributions (0 and 7 shares, respectively)                                         --                74
  Cost of shares repurchased (4,467 and 3,352 shares, respectively)                  (55,207)          (37,604)
                                                                                ------------      ------------
Total                                                                                  5,473           196,605
                                                                                ------------      ------------
CLASS C
  Proceeds from sales of shares (16,842 and 47,786 shares, respectively)             214,136           549,915
  Net asset value of shares issued from reinvestment of
     distributions (0 and 17 shares, respectively)                                        --               198
  Cost of shares repurchased (13,841 and 20,048 shares, respectively)               (169,013)         (226,867)
                                                                                ------------      ------------
Total                                                                                 45,123           323,246
                                                                                ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (3,027,765)        1,525,778
                                                                                ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (4,924,298)        8,193,370
NET ASSETS
  Beginning of period                                                             59,576,842        51,383,472
                                                                                ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $611,985 AND $42,944, RESPECTIVELY)                                     $ 54,652,544      $ 59,576,842
                                                                                ============      ============

                        See Notes to Financial Statements

Phoenix Overseas Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS X
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005    ----------------------------------------------------------
                                                  (UNAUDITED)      2004         2003        2002         2001        2000
Net asset value, beginning of period                 $12.73       $11.31       $ 9.01      $11.32       $16.15      $18.47
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.14(2)      0.13(2)      0.09(2)     0.03         0.04        0.03
  Net realized and unrealized gain (loss)             (0.53)        1.40         2.26       (2.29)       (4.83)      (1.82)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.39)        1.53         2.35       (2.26)       (4.79)      (1.79)
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.01)       (0.11)       (0.05)      (0.03)       (0.04)      (0.03)
  Distributions from net realized gain                   --           --           --          --           --       (0.50)
  Return of capital                                      --           --           --       (0.02)          --          --
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                              (0.01)       (0.11)       (0.05)      (0.05)       (0.04)      (0.53)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.40)        1.42         2.30       (2.31)       (4.83)      (2.32)
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $12.33       $12.73       $11.31      $ 9.01       $11.32      $16.15
                                                     ======       ======       ======      ======       ======      ======
Total return                                          (3.05)%(3)   13.56%       26.15%     (20.04)%     (29.72)%     (9.65)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $41,842      $46,748      $41,013     $50,656      $56,513     $51,828

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               1.40 %(4)    1.40%        1.40%       1.41 %       1.38 %      1.38 %
  Gross operating expenses                             1.59 %(4)    1.60%        1.77%       1.41 %       1.38 %      1.38 %
  Net investment income (loss)                         2.22 %(4)    1.08%        0.93%       0.49 %       0.09 %      0.24 %
Portfolio turnover                                       18 %(3)      33%          49%         65 %         88 %        35 %



                                                                            CLASS A
                                                 ------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED       YEAR ENDED DECEMBER 31,     FROM INCEPTION
                                                 JUNE 30, 2005   -----------------------   AUGUST 30, 2002 TO
                                                   (UNAUDITED)     2004        2003         DECEMBER 31, 2002
Net asset value, beginning of period                 $12.68       $11.27       $ 9.01            $ 9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.13(2)      0.10(2)     (0.03)(2)         (0.03)
  Net realized and unrealized gain (loss)             (0.54)        1.39         2.32             (0.41)
                                                     ------       ------       ------            ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.41)        1.49         2.29             (0.44)
                                                     ------       ------       ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.01)       (0.08)       (0.03)               --
                                                     ------       ------       ------            ------
     TOTAL DISTRIBUTIONS                              (0.01)       (0.08)       (0.03)               --
                                                     ------       ------       ------            ------
Change in net asset value                             (0.42)        1.41         2.26             (0.44)
                                                     ------       ------       ------            ------
NET ASSET VALUE, END OF PERIOD                       $12.26       $12.68       $11.27            $ 9.01
                                                     ======       ======       ======            ======
Total return (1)                                      (3.22)%(3)   13.24%       25.56 %           (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $11,369      $11,377       $9,582              $153

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               1.65 %(4)    1.65%        1.65 %            1.66 %(4)
  Gross operating expenses                             1.84 %(4)    1.85%        1.98 %            1.66 %(4)
  Net investment income (loss)                         2.04 %(4)    0.81%       (0.31)%            0.24 %(4)
Portfolio turnover                                       18 %(3)      33%          49 %              65 %(3)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

Phoenix Overseas Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS B
                                                 ---------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED DECEMBER 31,      FROM INCEPTION
                                                 JUNE 30, 2005     -----------------------    AUGUST 30, 2002 TO
                                                  (UNAUDITED)        2004           2003       DECEMBER 31, 2002
Net asset value, beginning of period                 $12.60         $11.21         $ 8.98           $ 9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.09(4)          --(4)(5)    (0.03)(4)        (0.06)
  Net realized and unrealized gain (loss)             (0.54)          1.39           2.26            (0.41)
                                                     ------         ------         ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.45)          1.39           2.23            (0.47)
                                                     ------         ------         ------           ------
LESS DISTRIBUTIONS
Dividends from net investment income                     --             --(5)          --               --
                                                     ------         ------         ------           ------
     TOTAL DISTRIBUTIONS                                 --             --            --                --
                                                     ------         ------         ------           ------
Change in net asset value                             (0.45)          1.39           2.23            (0.47)
                                                     ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD                       $12.15         $12.60         $11.21           $ 8.98
                                                     ======         ======         ======           ======
Total return (1)                                      (3.57)%(2)     12.43 %        24.83 %          (4.97)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)                $381           $389         $154                $98

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               2.40 %(3)      2.40 %       2.40 %             2.41 %(3)
  Gross operating expenses                             2.59 %(3)      2.60 %       2.73 %             2.41 %(3)
  Net investment income (loss)                         1.39 %(3)     (0.01)%      (0.27)%            (0.51)%(3)
Portfolio turnover                                       18 %(2)        33 %         49 %               65 %(2)



                                                                           CLASS C
                                                 ---------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED DECEMBER 31,      FROM INCEPTION
                                                 JUNE 30, 2005     -----------------------    AUGUST 30, 2002 TO
                                                  (UNAUDITED)        2004           2003       DECEMBER 31, 2002
Net asset value, beginning of period                 $12.60         $11.21         $ 8.98           $ 9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.09(4)          --(4)(5)    (0.06)(4)        (0.06)
  Net realized and unrealized gain (loss)             (0.54)          1.39           2.29            (0.41)
                                                     ------         ------         ------           ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.45)          1.39           2.23            (0.47)
                                                     ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --             --(5)          --               --
                                                     ------         ------         ------           ------
     TOTAL DISTRIBUTIONS                                 --             --             --               --
                                                     ------         ------         ------           ------
Change in net asset value                             (0.45)          1.39           2.23            (0.47)
                                                     ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD                       $12.15         $12.60         $11.21           $ 8.98
                                                     ======         ======         ======           ======
Total return (1)                                      (3.57)%(2)     12.43%         24.83 %          (4.97)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)              $1,061         $1,062           $634              $99

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                               2.40 %(3)      2.40%(5)       2.40 %           2.41 %(3)
  Gross operating expenses                             2.59 %(3)      2.60%          2.73 %           2.41 %(3)
  Net investment income (loss)                         1.42 %(3)      0.02%         (0.70)%          (0.51)%(3)
Portfolio turnover                                       18 %(2)        33%            49 %             65 %(2)

(1) Sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX RISING DIVIDENDS FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Rising Dividends Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              BEGINNING             ENDING        EXPENSES PAID
RISING DIVIDENDS FUND      ACCOUNT VALUE         ACCOUNT VALUE       DURING
      CLASS X            DECEMBER 31, 2004       JUNE 30, 2005       PERIOD*
---------------------    ------------------      -------------    -------------
Actual                       $1,000.00             $  966.10          $5.06
Hypothetical (5% return
  before expenses)            1,000.00              1,019.58           5.22

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.04%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              BEGINNING             ENDING        EXPENSES PAID
RISING DIVIDENDS FUND      ACCOUNT VALUE         ACCOUNT VALUE       DURING
      CLASS A            DECEMBER 31, 2004       JUNE 30, 2005       PERIOD*
---------------------    ------------------      -------------    -------------
Actual                       $1,000.00             $  964.90          $6.31
Hypothetical (5% return
  before expenses)            1,000.00              1,018.29           6.51

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              BEGINNING             ENDING        EXPENSES PAID
RISING DIVIDENDS FUND      ACCOUNT VALUE         ACCOUNT VALUE       DURING
      CLASS B            DECEMBER 31, 2004       JUNE 30, 2005       PERIOD*
---------------------    ------------------      -------------    -------------
Actual                       $1,000.00             $  961.20         $ 9.99
Hypothetical (5% return
  before expenses)            1,000.00              1,014.48          10.31

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.05%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              BEGINNING             ENDING        EXPENSES PAID
RISING DIVIDENDS FUND      ACCOUNT VALUE         ACCOUNT VALUE       DURING
      CLASS C            DECEMBER 31, 2004       JUNE 30, 2005       PERIOD*
---------------------    ------------------      -------------    -------------
Actual                       $1,000.00             $  961.20         $ 9.98
Hypothetical (5% return
  before expenses)            1,000.00              1,014.49          10.31

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.05%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Rising Dividends Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                               23%
Consumer Staples                         16
Information Technology                   16
Health Care                              13
Consumer Discretionary                   11
Industrials                              11
Energy                                    4
Other                                     6

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

                                                     SHARES         VALUE
                                                     -------    ------------

DOMESTIC COMMON STOCKS--99.2%
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
State Street Corp. ..............................     63,800    $  3,078,350

BREWERS--1.5%
Anheuser-Busch Cos., Inc. .......................     49,000       2,241,750

COMPUTER HARDWARE--1.5%
International Business Machines Corp. ...........     30,810       2,286,102

CONSUMER FINANCE--1.5%
American Express Co. ............................     42,300       2,251,629

DATA PROCESSING & OUTSOURCED SERVICES--4.3%
Automatic Data Processing, Inc. .................     96,430       4,047,167
Paychex, Inc. ...................................     80,700       2,625,978
                                                                ------------
                                                                   6,673,145
                                                                ------------

DIVERSIFIED BANKS--8.2%
Bank of America Corp. ...........................     84,900       3,872,289
U.S. Bancorp ....................................     81,000       2,365,200
Wells Fargo & Co. ...............................    103,380       6,366,140
                                                                ------------
                                                                  12,603,629
                                                                ------------

DIVERSIFIED CHEMICALS--2.5%
Du Pont (E.I.) de Nemours & Co. .................     90,700       3,901,007

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Cintas Corp. ....................................     75,200       2,902,720

ELECTRICAL COMPONENTS & EQUIPMENT--3.0%
Emerson Electric Co. ............................     73,000       4,571,990


                                                     SHARES         VALUE
                                                     -------    ------------

FOOD DISTRIBUTORS--2.3%
Sysco Corp. .....................................     96,500    $  3,492,335

HEALTH CARE EQUIPMENT--2.2%
Medtronic, Inc. .................................     65,100       3,371,529

HOME FURNISHINGS--2.2%
Leggett & Platt, Inc. ...........................    127,100       3,378,318

HOME IMPROVEMENT RETAIL--3.4%
Home Depot, Inc. (The) ..........................    135,850       5,284,565

HOUSEHOLD PRODUCTS--2.9%
Procter & Gamble Co. (The) ......................     86,200       4,547,050

HYPERMARKETS & SUPER CENTERS--3.1%
Wal-Mart Stores, Inc. ...........................     98,400       4,742,880

INDUSTRIAL CONGLOMERATES--4.4%
General Electric Co. ............................    197,160       6,831,594

INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc. .......................     27,220       2,168,890

INTEGRATED OIL & GAS--4.1%
Exxon Mobil Corp. ...............................    110,840       6,369,975

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
SBC Communications, Inc. ........................    163,200       3,876,000

INVESTMENT BANKING & BROKERAGE--1.5%
Morgan Stanley ..................................     44,000       2,308,680

LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc. .....................................     62,700       2,713,656


                        See Notes to Financial Statements

Phoenix Rising Dividends Fund

                                                     SHARES         VALUE
                                                     -------    ------------

MOTORCYCLE MANUFACTURERS--2.1%
Harley-Davidson, Inc. ...........................     64,100    $  3,179,360

MULTI-LINE INSURANCE--2.7%
American International Group, Inc. ..............     71,000       4,125,100

OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
Citigroup, Inc. .................................    122,700       5,672,421

PACKAGED FOODS & MEATS--1.2%
Wrigley (Wm.) Jr. Co. ...........................     25,820       1,777,449

PHARMACEUTICALS--10.9%
Johnson & Johnson ...............................    107,770       7,005,050
Lilly (Eli) & Co. ...............................     51,700       2,880,207
Pfizer, Inc. ....................................    251,400       6,933,612
                                                                ------------
                                                                  16,818,869
                                                                ------------

PUBLISHING & PRINTING--1.8%
Gannett Co., Inc. ...............................     39,200       2,788,296

REGIONAL BANKS--1.6%
Synovus Financial Corp. .........................     88,500       2,537,295

SEMICONDUCTORS--6.7%
Intel Corp. .....................................    234,500       6,111,070
Linear Technology Corp. .........................    113,600       4,167,984
                                                                ------------
                                                                  10,279,054
                                                                ------------

SOFT DRINKS--5.2%
Coca-Cola Co. (The) .............................    116,560       4,866,380
PepsiCo, Inc. ...................................     59,700       3,219,621
                                                                ------------
                                                                   8,086,001
                                                                ------------
SPECIALTY STORES--1.7%
Tiffany & Co. ...................................     77,900       2,552,004

SYSTEMS SOFTWARE--3.4%
Microsoft Corp. .................................    213,480       5,302,843

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $144,499,617)                                   152,714,486
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $144,499,617)                                   152,714,486
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                      -----     ------------
SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER--1.0%
UBS Finance Delaware LLC 3.35%, 7/1/05               $ 1,487    $  1,487,000

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,487,000)                                       1,487,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $145,986,617)                                   154,201,486(a)

Other assets and liabilities, net--(0.2)%                           (264,931)
                                                                ------------
NET ASSETS--100.0%                                              $153,936,555
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,582,847 and gross depreciation of $6,367,978 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $145,986,617.


                        See Notes to Financial Statements

Phoenix Rising Dividends Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $145,986,617)                                   $154,201,486
Cash                                                                      2,053
Receivables
  Dividends                                                             212,332
  Fund shares sold                                                      121,674
Prepaid expenses                                                         26,483
                                                                   ------------
     Total assets                                                   154,564,028
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased                                               445,682
  Investment advisory fee                                                96,796
  Transfer agent fee                                                     19,478
  Distribution and service fees                                          16,614
  Financial agent fee                                                     9,698
  Trustees' fees                                                            491
Accrued expenses                                                         38,714
                                                                   ------------
Total liabilities                                                       627,473
                                                                   ------------
NET ASSETS                                                         $153,936,555
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $162,969,747
Undistributed net investment income                                     305,717
Accumulated net realized loss                                       (17,553,778)
Net unrealized appreciation                                           8,214,869
                                                                   ------------
NET ASSETS                                                         $153,936,555
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $91,985,664)                    6,013,533
Net asset value and offering price per share                             $15.30

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $56,128,080)                    3,680,126
Net asset value per share                                                $15.25
Offering price per share $15.25/(1-5.75%)                                $16.18

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,855,805)                       188,683
Net asset value and offering price per share                             $15.14

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,967,006)                       195,919
Net asset value and offering price per share                             $15.14




                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $ 1,583,646
Interest                                                                 37,966
                                                                    -----------
     Total investment income                                          1,621,612
                                                                    -----------
EXPENSES
Investment advisory fee                                                 577,069
Service fees, Class A                                                    68,025
Distribution and service fees, Class B                                   14,468
Distribution and service fees, Class C                                   14,933
Financial agent fee                                                      57,582
Transfer agent                                                           59,007
Trustees                                                                 23,496
Registration                                                             23,044
Printing                                                                 18,444
Professional                                                             13,194
Custodian                                                                 6,132
Miscellaneous                                                            23,641
                                                                    -----------
     Total expenses                                                     899,035
                                                                    -----------
NET INVESTMENT INCOME                                                   722,577
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        896,691
Net change in unrealized appreciation (depreciation) on
  investments                                                        (7,122,405)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (6,225,714)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(5,503,137)
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Rising Dividends Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED
                                                                               JUNE 30, 2005      YEAR ENDED
                                                                                (UNAUDITED)    DECEMBER 31, 2004
                                                                               -------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                                                  $    722,577      $  1,662,336
  Net realized gain (loss)                                                           896,691           404,869
  Net change in unrealized appreciation (depreciation)                            (7,122,405)        4,306,551
                                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     (5,503,137)        6,373,756
                                                                                ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                                    (666,940)       (1,111,168)
  Net investment income, Class A                                                    (340,517)         (419,864)
  Net investment income, Class B                                                      (1,502)           (3,205)
  Net investment income, Class C                                                      (1,574)           (2,729)
                                                                                ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (1,010,533)       (1,536,966)
                                                                                ------------      ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (277,534 and 1,380,241 shares, respectively)       4,333,729        21,627,667
  Net asset value of shares issued from reinvestment of distributions
     (24,257 and 39,607 shares, respectively)                                        378,420           631,250
  Cost of shares repurchased (341,895 and 716,034 shares, respectively)           (5,323,000)      (11,235,744)
                                                                                ------------      ------------
Total                                                                               (610,851)       11,023,173
                                                                                ------------      ------------
CLASS A
  Proceeds from sales of shares (479,496 and 1,681,448 shares, respectively)       7,469,783        26,244,605
  Net asset value of shares issued from reinvestment of distributions
     (21,611 and 26,018 shares, respectively)                                        336,274           413,479
  Cost of shares repurchased (176,048 and 241,473 shares, respectively)           (2,736,962)       (3,777,804)
                                                                                ------------      ------------
Total                                                                              5,069,095        22,880,280
                                                                                ------------      ------------
CLASS B
  Proceeds from sales of shares (17,158 and 110,300 shares, respectively)            265,536         1,713,590
  Net asset value of shares issued from reinvestment of distributions
     (89 and 126 shares, respectively)                                                 1,376             1,990
  Cost of shares repurchased (18,045 and 33,910 shares, respectively)               (279,354)         (522,985)
                                                                                ------------      ------------
Total                                                                                (12,442)        1,192,595
                                                                                ------------      ------------
CLASS C
  Proceeds from sales of shares (26,292 and 95,231 shares, respectively)             406,711         1,478,747
  Net asset value of shares issued from reinvestment of distributions
     (94 and 142 shares, respectively)                                                 1,450             2,234
  Cost of shares repurchased (29,370 and 24,835 shares, respectively)               (454,420)         (380,847)
                                                                                ------------      ------------
Total                                                                                (46,259)        1,100,134
                                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        4,399,543        36,196,182
                                                                                ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                           (2,114,127)       41,032,972

NET ASSETS
  Beginning of period                                                            156,050,682       115,017,710
                                                                                ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $305,717 AND $593,673, RESPECTIVELY)                                       $153,936,555      $156,050,682
                                                                                ============      ============

                        See Notes to Financial Statements

Phoenix Rising Dividends Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS X
                                                --------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2005   ----------------------------------------------------------
                                                 (UNAUDITED)     2004        2003         2002        2001        2000
Net asset value, beginning of period               $15.95       $15.40       $13.03      $15.81       $17.97      $18.67
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.08         0.20(2)      0.07(2)     0.06         0.05        0.06
  Net realized and unrealized gain (loss)           (0.62)        0.53         2.33       (2.78)       (2.03)      (0.44)
                                                   ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.54)        0.73         2.40       (2.72)       (1.98)      (0.38)
                                                   ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.11)       (0.18)       (0.03)      (0.06)       (0.05)      (0.03)
  Distributions from net realized gain                 --           --           --          --        (0.13)      (0.29)
                                                   ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.11)       (0.18)       (0.03)      (0.06)       (0.18)      (0.32)
                                                   ------       ------       ------      ------       ------      ------
Change in net asset value                           (0.65)        0.55         2.37       (2.78)       (2.16)      (0.70)
                                                   ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $15.30       $15.95       $15.40      $13.03       $15.81      $17.97
                                                   ======       ======       ======      ======       ======      ======
Total return                                        (3.39)%(3)    4.76%       18.45%     (17.25)%     (11.03)%     (2.00)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)           $91,986      $96,558      $82,361     $77,263     $104,770    $131,252

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.04 %(4)    1.04%        1.19%       1.04 %       0.95 %      0.90 %
  Net investment income (loss)                       1.06 %(4)    1.25%        0.53%       0.42 %       0.30 %      0.30 %
Portfolio turnover                                     13 %(3)      22%          26%         26 %         32 %        42 %


                                                                          CLASS A
                                                -----------------------------------------------------------
                                                 SIX MONTHS           YEAR ENDED
                                                    ENDED            DECEMBER 31,         FROM INCEPTION
                                                JUNE 30, 2005   -------------------     AUGUST 30, 2002 TO
                                                 (UNAUDITED)     2004        2003        DECEMBER 31, 2002
Net asset value, beginning of period               $15.91       $15.35       $13.02            $13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.06         0.17(2)      0.05(2)             --(5)
  Net realized and unrealized gain (loss)           (0.63)        0.53         2.31             (0.51)
                                                   ------       ------       ------            ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.57)        0.70         2.36             (0.51)
                                                   ------       ------       ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.09)       (0.14)       (0.03)               --
  Distributions from net realized gain                 --           --           --                --
                                                   ------       ------       ------            ------
     TOTAL DISTRIBUTIONS                            (0.09)       (0.14)       (0.03)               --
                                                   ------       ------       ------            ------
Change in net asset value                           (0.66)        0.56         2.33
                                                   ------       ------       ------            ------
NET ASSET VALUE, END OF PERIOD                     $15.25       $15.91       $15.35            $13.02
                                                   ======       ======       ======            ======
Total return (1)                                    (3.51)%(3)    4.61%       18.06%            (3.77)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)           $56,128      $53,369      $28,988            $4,012

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.30 %(4)    1.28%        1.44%             1.29 %(4)
  Net investment income (loss)                       0.82 %(4)    1.09%        0.36%             0.17 %(4)
Portfolio turnover                                     13 %(3)      22%          26%               26 %(3)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Not annualized.
(4) Annualized.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix Rising Dividends Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                      CLASS B
                                                ----------------------------------------------------------
                                                 SIX MONTHS         YEAR ENDED
                                                    ENDED          DECEMBER 31,             FROM INCEPTION
                                                JUNE 30, 2005   -------------------      AUGUST 30, 2002 TO
                                                 (UNAUDITED)     2004        2003         DECEMBER 30, 2002
Net asset value, beginning of period               $15.76       $15.20       $12.98            $13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.01         0.06(4)     (0.06)(4)         (0.01)
  Net realized and unrealized gain                  (0.62)        0.52         2.30             (0.54)
                                                   ------       ------       ------            ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.61)        0.58         2.24             (0.55)
                                                   ------       ------       ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.01)       (0.02)       (0.02)               --
  Distributions from net realized gain                 --           --           --                --
                                                   ------       ------       ------            ------
     TOTAL DISTRIBUTIONS                            (0.01)       (0.02)       (0.02)               --
                                                   ------       ------       ------            ------
Change in net asset value                           (0.62)        0.56         2.22             (0.55)
                                                   ------       ------       ------            ------
NET ASSET VALUE, END OF PERIOD                     $15.14       $15.76       $15.20            $12.98
                                                   ======       ======       ======            ======
Total return (1)                                    (3.88)%(2)    3.80%       17.29 %           (4.07)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)            $2,856       $2,987       $1,717              $336

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.05 %(3)    2.04%        2.19 %            2.04 %(3)
  Net investment income (loss)                       0.08 %(3)    0.36%       (0.47)%           (0.58)%(3)
Portfolio turnover                                     13 %(2)      22%          26 %              26 %(2)


                                                                      CLASS C
                                                ----------------------------------------------------------
                                                 SIX MONTHS         YEAR ENDED
                                                    ENDED          DECEMBER 31,             FROM INCEPTION
                                                JUNE 30, 2005   -------------------      AUGUST 30, 2002 TO
                                                 (UNAUDITED)     2004        2003         DECEMBER 31, 2002
Net asset value, beginning of period               $15.77       $15.20       $12.98            $13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.01         0.05(4)     (0.06)(4)         (0.01)
  Net realized and unrealized gain                  (0.63)        0.54         2.30             (0.54)
                                                   ------       ------       ------            ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.62)        0.59         2.24             (0.55)
                                                   ------       ------       ------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.01)       (0.02)       (0.02)               --
  Distributions from net realized gain                 --           --           --                --
                                                   ------       ------       ------            ------
     TOTAL DISTRIBUTIONS                            (0.01)       (0.02)       (0.02)               --
                                                   ------       ------       ------            ------
Change in net asset value                           (0.63)        0.57         2.22             (0.55)
                                                   ------       ------       ------            ------
NET ASSET VALUE, END OF PERIOD                     $15.14       $15.77       $15.20            $12.98
                                                   ======       ======       ======            ======
Total return (1)                                    (3.88)%(2)    3.85%       17.24 %           (4.07)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)            $2,967       $3,137       $1,952              $575

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.05 %(3)    2.04%        2.19 %            2.04 %(3)
  Net investment income (loss)                       0.08 %(3)    0.32%       (0.47)%           (0.58)%(3)
Portfolio turnover                                     13 %(2)      22%          26 %              26 %(2)

(1) Sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX SMALL-MID CAP FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Mid Cap Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                             BEGINNING               ENDING        EXPENSES PAID
SMALL MID-CAP FUND         ACCOUNT VALUE         ACCOUNT VALUE        DURING
     CLASS X             DECEMBER 31, 2004       JUNE 30, 2005        PERIOD*
------------------      ------------------       --------------    -------------
Actual                       $1,000.00             $  955.60           $5.61
Hypothetical (5% return
  before expenses)            1,000.00              1,018.99            5.81

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.16%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             BEGINNING               ENDING        EXPENSES PAID
SMALL MID-CAP FUND         ACCOUNT VALUE         ACCOUNT VALUE        DURING
     CLASS A             DECEMBER 31, 2004       JUNE 30, 2005        PERIOD*
------------------      ------------------       --------------    -------------
Actual                       $1,000.00             $  954.30           $6.89
Hypothetical (5% return
  before expenses)            1,000.00              1,017.66            7.14

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.42%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             BEGINNING               ENDING        EXPENSES PAID
SMALL MID-CAP FUND         ACCOUNT VALUE         ACCOUNT VALUE        DURING
     CLASS B             DECEMBER 31, 2004       JUNE 30, 2005        PERIOD*
------------------      ------------------       --------------    -------------
Actual                       $1,000.00             $  950.20          $10.59
Hypothetical (5% return
  before expenses)            1,000.00              1,013.80           11.00

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.19%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             BEGINNING               ENDING        EXPENSES PAID
SMALL MID-CAP FUND         ACCOUNT VALUE         ACCOUNT VALUE        DURING
     CLASS C             DECEMBER 31, 2004       JUNE 30, 2005        PERIOD*
------------------      ------------------       --------------    -------------
Actual                       $1,000.00             $  950.20          $10.56
Hypothetical (5% return
  before expenses)            1,000.00              1,013.83           10.96

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.18%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Small-Mid Cap Fund

--------------------------------------------------------------------------------
Sector Weightings (Unaudited)                                            6/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                22%
Industrials                           21
Financial                             17
Consuemr Discretionary                16
Health Care                            9
Energy                                 7
Materials                              5
Other                                  3

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)


                                                     SHARES         VALUE
                                                     -------    ------------

DOMESTIC COMMON STOCKS--99.1%

ADVERTISING--4.1%
Arbitron, Inc. ..................................     63,700    $  2,732,730
Catalina Marketing Corp. ........................    175,910       4,469,873
                                                                ------------
                                                                   7,202,603
                                                                ------------

AEROSPACE & DEFENSE--2.2%
HEICO Corp. Class A .............................    213,764       3,852,027

AIR FREIGHT & COURIERS--2.2%
Robinson (C.H.) Worldwide, Inc. .................     65,900       3,835,380

APPLICATION SOFTWARE--8.2%
FactSet Research Systems, Inc. ..................    137,775       4,937,856
Fair Isaac Corp. ................................    128,085       4,675,102
Jack Henry & Associates, Inc. ...................    180,815       3,310,723
Reynolds & Reynolds Co. (The) Class A ...........     57,762       1,561,307
                                                                ------------
                                                                  14,484,988
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Eaton Vance Corp. ...............................    160,008       3,825,791

COMMUNICATIONS EQUIPMENT--2.9%
Black Box Corp. .................................     30,995       1,097,223
Inter-Tel, Inc. .................................    217,600       4,049,536
                                                                ------------
                                                                   5,146,759
                                                                ------------

CONSTRUCTION & ENGINEERING--0.9%
Insituform Technolgies, Inc. Class A(b) .........     95,480       1,530,544

CONSUMER FINANCE--3.0%
World Acceptance Corp.(b) .......................    176,000       5,288,800


                                                     SHARES         VALUE
                                                     -------    ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.8%
Certegy, Inc. ...................................     82,867    $  3,167,177
TALX Corp. ......................................     60,250       1,741,827
                                                                ------------
                                                                   4,909,004
                                                                ------------

DIVERSIFIED COMMERCIAL SERVICES--5.7%
Cintas Corp. ....................................     68,565       2,646,609
Copart, Inc.(b) .................................    211,000       5,021,800
Equifax, Inc. ...................................     67,885       2,424,173
                                                                ------------
                                                                  10,092,582
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Mettler-Toledo International, Inc.(b) ...........     75,000       3,493,500

ENVIRONMENTAL & FACILITIES SERVICES--3.8%
ABM Industries, Inc. ............................    204,530       3,988,335
Stericycle, Inc.(b) .............................     55,400       2,787,728
                                                                ------------
                                                                   6,776,063
                                                                ------------

GENERAL MERCHANDISE STORES--2.5%
99 Cents Only Stores(b) .........................    343,000       4,359,530

HEALTH CARE EQUIPMENT--3.4%
Diagnostic Products Corp. .......................    126,700       5,996,711

HEALTH CARE SERVICES--2.8%
IMS Health, Inc. ................................    197,965       4,903,593

HOMEFURNISHING RETAIL--3.1%
Rent-A-Center, Inc.(b) ..........................    236,250       5,502,263

INDUSTRIAL CONGLOMERATES--2.9%
Teleflex, Inc. ..................................     87,410       5,189,532


                        See Notes to Financial Statements

Phoenix Small-Mid Cap Fund

                                                     SHARES         VALUE
                                                     -------    ------------

INDUSTRIAL MACHINERY--3.5%
Donaldson Co., Inc. .............................    110,200    $  3,342,366
Lincoln Electric Holdings, Inc. .................     89,000       2,950,350
                                                                ------------
                                                                   6,292,716
                                                                ------------

INSURANCE BROKERS--1.9%
Brown & Brown, Inc. .............................     74,000       3,325,560

LEISURE PRODUCTS--1.7%
Polaris Industries, Inc. ........................     57,000       3,078,000

LIFE & HEALTH INSURANCE--1.9%
StanCorp Financial Group, Inc. ..................     44,500       3,407,810

OFFICE ELECTRONICS--2.0%
Zebra Technologies Corp. Class A(b) .............     79,300       3,472,547

OIL & GAS EQUIPMENT & SERVICES--2.0%
Universal Compression Holdings, Inc.(b) .........     98,000       3,551,520

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Noble Energy, Inc. ..............................     45,333       3,429,442

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.4%
World Fuel Services Corp. .......................    185,200       4,335,532

PACKAGED FOODS & MEATS--1.0%
Lancaster Colony Corp. ..........................     43,300       1,858,436

PAPER PACKAGING--2.8%
Bemis Co., Inc. .................................    172,944       4,589,934
Packaging Dynamics Corp. ........................     34,100         477,332
                                                                ------------
                                                                   5,067,266
                                                                ------------
PHARMACEUTICALS--3.1%
Axcan Pharma, Inc.(b) ...........................    175,000       2,674,000
Medicis Pharmaceutical Corp. Class A ............     90,600       2,874,738
                                                                ------------
                                                                   5,548,738
                                                                ------------
PROPERTY & CASUALTY INSURANCE--4.0%
Cincinnati Financial Corp. ......................     90,674       3,587,063
Direct General Corp. ............................    184,800       3,439,128
                                                                ------------
                                                                   7,026,191
                                                                ------------
REINSURANCE--3.7%
Reinsurance Group of America, Inc. ..............    143,100       6,655,581



                                                     SHARES         VALUE
                                                     -------    ------------
SEMICONDUCTOR EQUIPMENT--1.9%
Cabot Microelectronics Corp.(b) .................    119,650    $  3,468,654

SEMICONDUCTORS--2.6%
Microchip Technology, Inc. ......................    159,000       4,709,580

SPECIALIZED CONSUMER SERVICES--3.8%
Regis Corp. .....................................    172,000       6,721,760

SPECIALTY CHEMICALS--2.1%
Balchem Corp. ...................................     35,850       1,077,292
Valspar Corp. (The) .............................     54,520       2,632,771
                                                                ------------
                                                                   3,710,063
                                                                ------------

SPECIALTY STORES--1.2%
Tiffany & Co. ...................................     63,200       2,070,432

TOBACCO--0.9%
UST, Inc. .......................................     35,000       1,598,100
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $142,909,931)                                   175,717,598
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.7%

WATER UTILITIES--0.7%
Consolidated Water Co. Ltd. (Cayman Islands) ....     32,200       1,248,716
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $527,209)                                         1,248,716
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $143,437,140)                                   176,966,314
----------------------------------------------------------------------------

                                                  PAR VALUE
                                                    (000)
                                                  ---------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER--0.7%
American Express Co. 3.20%, 7/1/05                   $ 1,250       1,250,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,250,000)                                       1,250,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $144,687,140)                                   178,216,314(a)

Other assets and liabilities, net--(0.5)%                           (848,002)
                                                                ------------
NET ASSETS--100.0%                                              $177,368,312
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,633,119 and gross depreciation of $8,103,945 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $144,687,140.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $144,687,140)                                   $178,216,314
Cash                                                                      5,053
Receivables
  Fund shares sold                                                      208,386
  Dividends                                                             115,239
Prepaid expenses                                                         28,977
                                                                   ------------
     Total assets                                                   178,573,969
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased                                               496,157
  Investment securities repurchased                                     465,465
  Investment advisory fee                                               123,986
  Transfer agent fee                                                     33,377
  Distribution and service fees                                          31,706
  Financial agent fee                                                    10,535
  Trustees' fees                                                            491
Accrued expenses                                                         43,940
                                                                   ------------
     Total liabilities                                                1,205,657
                                                                   ------------
NET ASSETS                                                         $177,368,312
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $151,766,798
Accumulated net investment loss                                        (304,777)
Accumulated net realized loss                                        (7,622,883)
Net unrealized appreciation                                          33,529,174
                                                                   ------------
NET ASSETS                                                         $177,368,312
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $81,184,727)                    4,104,882
Net asset value and offering price per share                             $19.78

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $76,729,300)                    3,905,922
Net asset value per share                                                $19.64
Offering price per share $19.64/(1-5.75%)                                $20.84

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $4,034,799)                       209,533
Net asset value and offering price per share                             $19.26

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $15,419,486)                      799,646
Net asset value and offering price per share                             $19.28


                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $   899,753
Interest                                                                 16,163
                                                                    -----------
     Total investment income                                            915,916
                                                                    -----------
EXPENSES
Investment advisory fee                                                 751,356
Service fees, Class A                                                    90,848
Distribution and service fees, Class B                                   19,696
Distribution and service fees, Class C                                   79,587
Financial agent fee                                                      64,212
Transfer agent                                                           99,491
Printing                                                                 26,053
Trustees                                                                 23,496
Registration                                                             20,201
Professional                                                             13,443
Custodian                                                                 7,034
Miscellaneous                                                            25,276
                                                                    -----------
     Total expenses                                                   1,220,693
                                                                    -----------
NET INVESTMENT LOSS                                                    (304,777)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      7,730,680
Net change in unrealized appreciation (depreciation) on
  investments                                                       (16,110,301)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (8,379,621)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(8,684,398)
                                                                    ===========

                        See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED
                                                                               JUNE 30, 2005       YEAR ENDED
                                                                                (UNAUDITED)     DECEMBER 31, 2004
                                                                               --------------   -----------------
FROM OPERATIONS
  Net investment income (loss)                                                  $   (304,777)     $   (847,956)
  Net realized gain (loss)                                                         7,730,680        (2,427,226)
  Net change in unrealized appreciation (depreciation)                           (16,110,301)       26,148,760
                                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     (8,684,398)       22,873,578
                                                                                ------------      ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (269,767 and 674,594 shares, respectively)         5,268,817        12,509,815
  Cost of shares repurchased (649,351 and 1,872,057 shares, respectively)        (12,703,824)      (34,757,079)
                                                                                ------------      ------------
Total                                                                             (7,435,007)      (22,247,264)
                                                                                ------------      ------------
CLASS A
  Proceeds from sales of shares (637,273 and 1,898,490 shares, respectively)      12,380,273        34,894,504
  Cost of shares repurchased (316,316 and 502,551 shares, respectively)           (6,142,322)       (9,306,773)
                                                                                ------------      ------------
Total                                                                              6,237,951        25,587,731
                                                                                ------------      ------------
CLASS B
  Proceeds from sales of shares (55,386 and 96,144 shares, respectively)           1,068,446         1,759,784
  Cost of shares repurchased (63,051 and 29,932 shares, respectively)             (1,209,431)         (536,789)
                                                                                ------------      ------------
Total                                                                               (140,985)        1,222,995
                                                                                ------------      ------------
CLASS C
  Proceeds from sales of shares (87,589 and 382,735 shares, respectively)          1,679,895         6,972,739
  Cost of shares repurchased (166,904 and 203,578 shares, respectively)           (3,201,242)       (3,696,766)
                                                                                ------------      ------------
Total                                                                             (1,521,347)        3,275,973
                                                                                ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (2,859,388)        7,839,435
                                                                                ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                          (11,543,786)       30,713,013

NET ASSETS
  Beginning of period                                                            188,912,098       158,199,085
                                                                                ------------      ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($304,777) AND $0, RESPECTIVELY)                  $177,368,312      $188,912,098
                                                                                ============      ============

                        See Notes to Financial Statements

Phoenix Small-Mid Cap Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS X
                                                  ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2005   --------------------------------------------------------
                                                   (UNAUDITED)     2004        2003         2002        2001         2000
Net asset value, beginning of period                 $20.70       $18.17       $14.34      $17.70       $17.19      $14.82
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.01)(4)    (0.06) (4)   (0.05) (4)  (0.06)       (0.01)       0.04
  Net realized and unrealized gain (loss)             (0.91)        2.59         3.88       (3.30)        1.15        3.54
                                                     ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.92)        2.53         3.83       (3.36)        1.14        3.58
                                                     ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --           --           --          --        (0.01)      (0.04)
  Distributions from net realized gain                   --           --           --          --        (0.62)      (1.17)
                                                     ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 --           --           --          --        (0.63)      (1.21)
                                                     ------       ------       ------      ------       ------      ------
Change in net asset value                             (0.92)        2.53         3.83       (3.36)        0.51        2.37
                                                     ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                       $19.78       $20.70       $18.17      $14.34       $17.70      $17.19
                                                     ======       ======       ======      ======       ======      ======
Total return                                          (4.44)%(2)   13.92 %      26.71 %    (18.98)%       6.40 %     24.77%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $81,185      $92,838     $103,269     $98,112      $95,138     $42,560

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.16 %(3)    1.15 %       1.26 %      1.22 %       1.17 %      1.29%
  Net investment income (loss)                        (0.13)%(3)   (0.32)%      (0.35)%     (0.38)%      (0.14)%      0.26%
Portfolio turnover                                       11 %(2)      16 %         17 %        16 %         17 %        50%


                                                                              CLASS A
                                                ---------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED       YEAR ENDED DECEMBER 31,      FROM INCEPTION
                                                JUNE 30, 2005   ----------------------     AUGUST 30, 2002 TO
                                                 (UNAUDITED)       2004         2003       DECEMBER 31, 2002
Net asset value, beginning of period                 $20.59       $18.12       $14.34              $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.04)(4)    (0.10)(4)    (0.09)(4)           (0.02)
  Net realized and unrealized gain (loss)             (0.91)        2.57         3.87               (0.93)
                                                     ------       ------       ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.95)        2.47         3.78               (0.95)
                                                     ------       ------       ------              ------
Change in net asset value                             (0.95)        2.47         3.78               (0.95)
                                                     ------       ------       ------              ------
NET ASSET VALUE, END OF PERIOD                       $19.64       $20.59       $18.12              $14.34
                                                     ======       ======       ======              ======
Total return (1)                                      (4.57)%(2)   13.63 %      26.36 %             (6.21)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $76,729      $73,825      $39,656              $2,086

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.42 %(3)    1.41 %       1.51 %              1.47 %(3)
  Net investment income (loss)                        (0.38)%(3)   (0.55)%      (0.60)%              0.62 %(3)
Portfolio turnover                                       11 %(2)      16 %         17 %                16 %(2)

(1) Sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.

                       See Note6s to Financial Statements

Phoenix Small-Mid Cap Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                       CLASS B
                                                ---------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED DECEMBER 31,   FROM INCEPTION
                                                JUNE 30, 2005     ------------------------  AUGUST 30, 2002 TO
                                                 (UNAUDITED)       2004          2003       DECEMBER 31, 2002
Net asset value, beginning of period                 $20.27       $17.94       $14.30               $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.11)(4)    (0.24)(4)    (0.20)(4)            (0.02)
  Net realized and unrealized gain (loss)             (0.90)        2.57         3.84                (0.97)
                                                     ------       ------       ------               ------
     TOTAL FROM INVESTMENT OPERATIONS                 (1.01)        2.33         3.64                (0.99)
                                                     ------       ------       ------               ------
Change in net asset value                             (1.01)        2.33         3.64                (0.99)
                                                     ------       ------       ------               ------
Net asset value, end of period                       $19.26       $20.27       $17.94               $14.30
                                                     ======       ======       ======               ======
Total return (1)                                      (4.98)%(2)   12.99 %      25.45 %              (6.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)              $4,035       $4,404       $2,709                 $626

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.19 %(3)    2.16 %       2.26 %               2.22 %(3)
  Net investment income (loss)                        (1.13)%(3)   (1.31)%      (1.35)%              (1.37)%(3)
Portfolio turnover                                       11 %(2)      16 %         17 %                 16 %(2)


                                                                            CLASS C
                                                ------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED        YEAR ENDED DECEMBER 31,     FROM INCEPTION
                                                 JUNE 30, 2005   ------------------------   AUGUST 30, 2002 TO
                                                  (UNAUDITED)     2004        2003          DECEMBER 31, 2002
Net asset value, beginning of period                 $20.30       $17.96       $14.31              $15.29
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.11)(4)    (0.24)(4)    (0.20)(4)           (0.03)
  Net realized and unrealized gain (loss)             (0.91)        2.58         3.85               (0.95)
                                                     ------       ------       ------              ------
TOTAL FROM INVESTMENT OPERATIONS                      (1.02)        2.34         3.65               (0.98)
                                                     ------       ------       ------              ------
Change in net asset value                             (1.02)        2.34         3.65               (0.98)
                                                     ------       ------       ------              ------
NET ASSET VALUE, END OF PERIOD                       $19.28       $20.30       $17.96              $14.31
                                                     ======       ======       ======              ======
Total return (1)                                      (4.98)%(2)   13.03 %      25.59 %              (6.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $15,419      $17,845      $12,565                $572

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.18 %(3)    2.16 %       2.26 %               2.22 %(3)
  Net investment income (loss)                        (1.13)%(3)   (1.31)%      (1.35)%              (1.37)%(3)
Portfolio turnover                                       11 %(2)      16 %         17 %                 16 %(2)

(1) Sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)




1. ORGANIZATION

   Phoenix-Kayne Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently five Funds are offered for sale (each a "Fund"). The CA Intermediate Tax-Free Bond Fund is a non-diversified fund and seeks current income exempt from federal and California state personal income tax. The Intermediate Bond Fund is a diversified fund and seeks to maximize total return, primarily through current income, with capital appreciation as a secondary factor. The Overseas Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Rising Dividends Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Small-Mid Cap Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The funds offer the following classes of shares for sale:

                                        Class X   Class A   Class B   Class C
                                        -------   -------   -------   -------
CA Intermediate
  Tax-Free Bond Fund ...........           X         --        --        --
Intermediate Bond Fund . .......           X         --        --        --
Overseas Fund ..................           X          X         X         X
Rising Dividends Fund ..........           X          X         X         X
  Small-Mid Cap Fund............           X          X         X         X

   Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   On June 30, 2005, the Overseas Fund utilized fair value pricing for its foreign common stocks.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are declared and recorded by each Fund on the ex-dividend date. For the CA Intermediate Tax-Free Bond Fund, income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Certain Funds may engage in when-issued or delayed delivery transactions. Certain Funds record when-issued and delayed delivery securities on the trade date. Certain Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. INDEMINIFICATIONS:

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   The Adviser, Kayne Anderson Rudnick Investment Management, LLC provides each Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). The majority interest of the Adviser is owned by Phoenix Investment Partners, Ltd. ("PXP"). PXP is the wholly-owned investment management subsidiary of The Phoenix Companies, Inc. ("PNX"). As compensation for its services, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

CA Intermediate Tax-Free Bond Fund .....................   0.50%
Intermediate Bond Fund .................................   0.50%
Overseas Fund ..........................................   0.95%
Rising Dividends Fund ..................................   0.75%
Small-Mid Cap Fund .....................................   0.85%

   The Adviser has voluntarily agreed to reimburse each Fund's total annual operating expenses (excluding interest, taxes, and extraordinary expenses) through April 30, 2006, to the extent that such expenses exceed the following percentages of average annual net assets:

                                 Class X     Class A      Class B      Class C
                                 -------     -------     -------      --------
CA Intermediate
Tax-Free Bond Fund ...........    0.75%          --          --           --
Intermediate Bond Fund........    0.95%          --          --           --
Overseas Fund.................    1.40%        1.65%       2.40%        2.40%
Rising Dividends Fund.........    1.20%        1.45%       2.20%        2.20%
Small-Mid Cap Fund............    1.30%        1.55%       2.30%        2.30%

   Any fee reimbursed and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund's current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six-month period ended June 30, 2005, the Adviser reimbursed fees and paid expenses of $57,220 and $53,929 for the CA Intermediate Tax-Free Bond Fund and Overseas Fund, respectively.

   The Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction, subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations.

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)


   At June 30, 2005, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of each Fund listed below is as follows:

CA Intermediate Tax-Free Bond Fund ....................    $321,176
Overseas Fund .........................................     325,333

   For the period ended June 30, 2005, the amounts recouped by the adviser from each Fund listed below is as follows:

CA Intermediate Tax-Free Bond Fund ....................    $     --
Overseas Fund .........................................          --

   At June 30, 2005, the Adviser may recapture a portion of the below amounts no later than the dates as stated below:

                                               December 31,
                           -----------------------------------------------------
Fund                           2005         2006          2007          2008
-----                      ----------    ----------    ----------   ------------
CA Intermediate
  Tax-Free Bond Fund .....   $75,806       $100,802     $ 87,348       $57,220
Overseas Fund.............        --        162,514      108,890        53,929

   Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recapture of the reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation, ("PEPCO") an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended June 30, 2005, as follows:

                                     Class A         Class B          Class C
                                   Net Selling      Deferred         Deferred
                                   Commissions    Sales Charges   Sales Charges
                                   -----------    -------------   -------------
Overseas Fund...................     $  396          $  219            $ 36
Rising Dividends Fund...........      1,720           1,960             126
Small-Mid Cap Fund..............      3,754          45,643             709

   In addition, the Overseas, Rising Dividends and Small-Mid Cap Funds pay PEPCO a distribution and/or service fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares and Class C shares applied to the daily average net assets of each respective class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended June 30, 2005, the Trust incurred PEPCO financial agent fees totaling $206,634.

   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2005, transfer agent fees were $213,986 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                   Transfer Agent Fee
                                                         Retained
                                                   ------------------
CA Intermediate Tax-Free Bond Fund.........                 --
Intermediate Total Return Bond Fund........                 --
Overseas Fund..............................                 --
Rising Dividends Fund......................                 --
Small-Mid Cap Fund.........................             $15,499

   PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                  Aggregate
                                                                  Net Asset
                                                     Shares         Value
                                                     ------      -----------
Overseas Fund
--Class B..................................          10,585      $   128,608
--Class C..................................          10,585          128,608
Rising Dividends Fund
--Class A..................................       2,284,715       34,841,904
--Class B..................................           7,415          112,263
--Class C..................................           7,410          112,187
Small-Mid Cap Fund
--Class A..................................       1,946,044       38,220,304
--Class B..................................           6,540          125,960

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government securities and agency securities and short-term securities) for the period ended June 30, 2005, were as follows:

Fund                                             Purchases          Sales
------                                          -----------      -----------
CA Intermediate Tax-Free Bond Fund.........     $ 9,209,807      $ 8,582,674
Intermediate Bond Fund.....................       6,761,390        5,006,043
Overseas Fund..............................      10,201,554       12,733,291
Rising Dividends Fund......................      27,012,790       19,950,003
Small-Mid Cap Fund.........................      20,351,291       22,473,162

   Purchases and sales of long-term U.S Government and agency securities for the period ended June 30, 2005, were as follows:

Fund                                             Purchases          Sales
------                                          -----------      -----------
Intermediate Bond Fund.....................      $7,829,021       $3,656,475

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)


5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   The CA Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

   At June 30, 2005, the CA Intermediate Tax-Free Bond Fund invests 97% in California municipal securities.

   At June 30, 2005, the Intermediate Bond Fund held $28,726,802 in investments issued by the U.S. Government, comprising 54% of the total net assets of the Fund.

6. OTHER

   As of June 30, 2005, the Trust had individual shareholders and omnibus shareholder accounts (which are comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below.

CA Intermediate Tax-Free Bond Fund .....................   67.9%
Intermediate Bond Fund .................................   26.4%
Overseas Fund ..........................................   36.3%
Rising Dividends Fund ..................................   16.0%

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                              Expiration Date
                       -------------------------------------------------------
                           2006            2009          2010          2011
                       ----------     -----------    -----------    ----------
Overseas Fund......            --      $2,033,938    $14,384,915    $7,167,821
Rising Dividends
   Fund.............           --       2,967,880     10,373,748     4,873,757
Small-Mid Cap Fund..   $5,032,416*      1,242,993        826,352     5,824,576

                                Expiration Date
                           -------------------------
                              2012          Total
                           ----------    -----------
Overseas Fund...                   --    $23,586,674
Rising Dividends
   Fund..........                  --     17,945,385
Small-Mid Cap Fund         $1,326,184     14,252,521

* UTILIZATION OF THIS CAPITAL LOSS CARRYFORWARD WHICH AROSE IN CONNECTION WITH THE TAX-FREE REORGANIZATION WITH SEFTON SMALL COMPANY VALUE FUND IS LIMITED BY FEDERAL INCOME TAX REGULATIONS TO $5,032,416.

    The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. PROXY VOTING PROCEDURES AND VOTING RECORD (Form N-PX)

    The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004 (the Trust will be filing an updated Form N-PX on August 30, 2005 as of June 30, 2005), free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)


10. FORM N-Q INFORMATION

    The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

                         RESULTS OF SHAREHOLDER MEETING
                                FEBRUARY 15, 2005


    A Special Meeting of Shareholders of The Phoenix-Kayne Funds was held on February 15, 2005, to approve the following matters:

      1. Reconstitute the Board of Trustees and to elect fourteen Trustees to such Board.

      2. Ratify selection of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as auditors for the fiscal year ending December 31, 2005.

    On the record date of January 3, 2005, for The Phoenix-Kayne Funds, there were 488,472,115 eligible units representing 31,880,423 shares issued and outstanding. 89.74% of the eligible units and entitled to vote were present by proxy.


NUMBER OF VOTES:
      1. Election of Trustees


                                              For        Withheld
                                         -----------    ----------
E. Virgil Conway                         385,430,412    52,921,000
Harry Dalzell-Payne                      385,430,412    52,921,000
S. Leland Dill                           385,430,412    52,921,000
Francis E. Jeffries                      385,456,548    52,894,865
Leroy Keith, Jr.                         385,430,412    52,921,000
Marilyn E. LaMarche                      385,456,548    52,894,865
Philip R. McLoughlin                     385,430,412    52,921,000
Geraldine M. McNamara                    385,469,906    52,881,506
Everett L. Morris                        385,469,906    52,881,506
James M. Oates                           385,430,412    52,921,000
Donald B. Romans                         385,456,548    52,894,865
Richard E. Segerson                      385,456,548    52,894,865
Ferdinand L. J. Verdonck                 385,430,412    52,921,000
Lowell P. Weicker, Jr                    384,840,119    53,511,294


      2. PricewaterhouseCoopers LLP

                                              For         Against       Abstain
                                         -----------    ----------    ----------
                                         385,404,031    10,352,298    42,595,083

FUND MANAGEMENT TABLES (UNAUDITED)


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
    The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX
    NAME, ADDRESS AND               LENGTH OF        OVERSEEN BY            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                 TIME SERVED        TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                  Served since           52         Chairman, Rittenhouse Advisors, LLC (consulting firm) since
Rittenhouse Advisors, LLC         November                          2001. Trustee/Director, Realty Foundation of New York
101 Park Avenue                   2002.                             (1972-present), Josiah Macy, Jr. Foundation (Honorary)
New York, NY 10178                                                  (2004-present), Pace University (Director/Trustee Emeritus)
DOB: 8/2/29                                                         (2003-present), Greater New York Councils, Boy Scouts of America
                                                                    (1985-present), The Academy of Political Science (Vice Chairman)
                                                                    (1985-present), Urstadt Biddle Property Corp. (1989-present),
                                                                    Colgate University (Trustee Emeritus) (since 2004).
                                                                    Director/Trustee, The Harlem Youth Development Foundation,
                                                                    (Chairman) (1998-2002), Metropolitan Transportation Authority
                                                                    (Chairman) (1992-2001), Trism, Inc. (1994-2001), Consolidated
                                                                    Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                    Insurance Company (1974-2002), Centennial Insurance Company
                                                                    (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                    Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                    Accuhealth (1994-2002), Pace University (1978-2003), New York
                                                                    Housing Partnership Development Corp. (Chairman) (1981-2003),
                                                                    Josiah Macy, Jr. Foundation (1975-2004). Trust/Director, Phoenix
                                                                    Funds Complex (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne               Served since           52         Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court            November
Elmore, GL05, GL2 3NT             2002.
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                    Served since           50         Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
7721 Blue Heron Way               2005                              Scudder Investments (55 portfolios) (1986-present). Director,
West Palm Beach, FL 33412                                           Coutts & Co. Trust Holdings Limited (1991-2000), Coutts & Co.
DOB: 3/28/30                                                        Group (1991-2000) and Coutts & Co. International (USA) (private banking) (1991-2000)Director, Vintors International Company,
                                                                    Inc.(1989-1992).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries               Served since           52         Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902          2005                              Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                  Served since           50         Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.         2005                              2001. Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street, Ste. 1430                                        Trustee, Phoenix Funds Family (1980-present). Director,
Chattanooga, TN 37402                                               Diversapak (2002-present), Obaji Medical Products Company
DOB: 2/14/39                                                        (2002-present). Director, Lincoln Educational Services
                                                                    (2002-2004). Chairman (1998 to 2000) and Chief Executive Officer
                                                                    (1995-1998), Carson Products Company (cosmetics).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX
    NAME, ADDRESS AND               LENGTH OF        OVERSEEN BY            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                 TIME SERVED        TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara             Served since           52         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of             November 2002.                    (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                            (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris                 Served since           52         Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                    1995.                             Director, W.H. Reaves and Company (2004-present). Vice
Colts Neck, NJ 07722                                                President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                        (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                    Served since           50         Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
c/o Northeast Partners            2005                              Markets, Inc.) (financial services) (1997-present). Managing
150 Federal Street,                                                 Director Wydown Group (consulting firm) (1994-present).
Suite 1000                                                          Director, Investors Financial Service Corporation
Boston, MA 02110                                                    (1995-present), Investors Bank & Trust Corporation
DOB: 5/31/46                                                        (1995-present), Stifel Financial (1996-present), Connecticut
                                                                    River Bancorp (1998-present), Connecticut River Bank
                                                                    (1999-present), Trust Company of New Hampshire (2002-present).
                                                                    Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                    Director/Trustee, John Hancock Trust (2004-present), AIB Govett
                                                                    Funds (1991-2000) and Command Systems, Inc. (1998-2000), Phoenix
                                                                    Investment Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002),
                                                                    1Mind.com, Plymouth Rubber Co. (1995-2003). Director and
                                                                    Treasurer, Endowment for Health, Inc. (2000-2004). Trustee /
                                                                    Director Phoenix Funds Family (1987 - present)
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                  Served since           50         Retired. President, Romans & Company (private investors and
39 S. Sheridan Road               2005                              financial consultants) (1987-2005). Trustee/Director, Phoenix
Lake Forest, IL 60045                                               Funds Family (1996-present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                                        portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson               Served since           50         Managing Director, Northway Management Company (1998-present).
Northway Management Company       2005                              Trustee/Director, Phoenix Funds Family (1983-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck          Served since           50         Director, Banco Urquijo (Chairman)(1998-present). Trustee,
Nederpolder, 7                    2005                              Phoenix Funds Family (2002-present). Director EASDAQ
B-9000 Gent, Belgium                                                (Chairman)(2001-present), The J.P. Morgan Fleming Continental
DOB: 7/30/42                                                        European Investment Trust (1998-present), Groupe SNEF(1998-
                                                                    present), Degussa Antwerpen N.V.(1998-present), Santens N.V.
                                                                    (1999-present) Managing Director, Almanij N.V. (1992-2003);
                                                                    Director, KBC Bank and Insurance Holding Company (Euronext)
                                                                    (1992-2003), KBC Bank (1992-2003), KBC Insurance (1992-2003),
                                                                    Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco N.V.
                                                                    (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                                    Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber
                                                                    of Commerce for Belgium and Luxemburg, Phoenix Investment
                                                                    Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

48


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX
    NAME, ADDRESS AND               LENGTH OF        OVERSEEN BY            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                TIME SERVED         TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.            Served since           50         Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street             1995.                             (1996-present), WWF, Inc. (2000-present). President, The Trust
Essex, CT 06426                                                     for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                        Trustee/Director, Phoenix Funds Family (1995-present).
                                                                    Director, UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                    LENGTH OF         NUMBER OF
                                   TIME SERVED      PORTFOLIOS IN
                                   AND POSITION     FUND COMPLEX
    NAME, ADDRESS AND                WITH THE        OVERSEEN BY            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                   TRUST            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche             Served since           50         Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
  Lazard Freres & Co. LLC         2002.                             Trustee/Director, Phoenix Funds Family (2002-2005). Director,
  30 Rockefeller Plaza,                                             The Phoenix Companies, Inc. (2001-2005) and Phoenix Life
  59th Floor                                                        Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin            Served since           72         Director, PXRE Corporation (Delaware) (1985-present), World
  DOB: 10/23/46                   November 2002.                    Trust Fund (1991-present). Management Consultant (2002-2004),
                                                                    Chairman (1997-2002), Chief Executive Officer (1995-2002),
                                  Chairman                          Director (1995-2002) and Vice Chairman (1995-1997), Phoenix
                                                                    Investment Partners, Ltd. Director and Executive Vice President,
                                                                    The Phoenix Companies, Inc. (2000-2002). Director (1994-2002)
                                                                    and Executive Vice President, Investments (1987-2002), Phoenix
                                                                    Life Insurance Company. Director (1983-2002) and Chairman
                                                                    (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                    (1982-2002) and President (1990-2000), Phoenix Equity Planning
                                                                    Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                                    (2001-2002). Director (2001-2002) and President (April
                                                                    2002-September 2002), Phoenix Investment Management Company.
                                                                    Director and Executive Vice President, Phoenix Life and Annuity
                                                                    Company (1996-2002). Director (1995-2000) and Executive Vice
                                                                    President (1994-2002) and Chief Investment Counsel (1994-2002),
                                                                    PHL Variable Insurance Company. Director, Phoenix National Trust
                                                                    Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                    President (1986-2002) and Executive Vice President (2002-2002),
                                                                    PM Holdings, Inc. Director, W.S. Griffith Associates, Inc.
                                                                    (1995-2002). Director (1992-2002) and President (1993-1994),
                                                                    W.S. Griffith Securities, Inc. Director/Trustee, Phoenix Funds
                                                                    Complex (1989-present)
------------------------------------------------------------------------------------------------------------------------------------

 * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
   Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci            President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                             (wealth management) (since 2003). President and Chief Executive Officer,
                                                         Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                         Executive Officer of North American investment operations, Pioneer
                                                         Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                         Management Group (2000-2001), Executive Vice President of Distribution and
                                                         Marketing for U.S. institutional services business (1998-2000) Fidelity
                                                         Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward           Executive Vice President     Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64                since 2004.                  Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief
                                                         Operating Officer, Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                         President, Phoenix Life Insurance Company (2002-2004). Vice President, The
                                                         Phoenix Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                         Investment Partners, Ltd. (2001-2002). Assistant Controller, Phoenix
                                                         Investment Partners, Ltd. (1996-2002). Executive Vice President, certain funds within the Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President        Vice President and Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                since 2004.                  Partners Ltd. (2003-present), Senior Vice President and Chief
                                                         Administrative Officer, Phoenix Equity Planning Corporation (1999-present),
                                                         Senior Vice President, certain funds within the Phoenix Fund Family
                                                         (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice
900 Third Avenue            Chief Compliance Officer     President and Compliance Officer, certain of the Funds in the Phoenix Fund
New York, NY 10022          since 2004.                  Complex; Vice President, The Zweig Total Return Fund, Inc. (2004-present);
DOB: 9/23/45                                             Vice President, The Zweig Fund, Inc. (2004-present); President and Director of Watermark Securities, Inc. (1991-present); Assistant Secretary of Gotham
                                                         Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust (1989-2003);
                                                         Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley          Chief Financial Officer      Second Vice President, Fund Control and Tax, Phoenix Equity Planning
DOB: 3/2/72                 and Treasurer since 2005.    Corporation (2004-present). Chief Financial Officer and Treasurer or
                                                         Assistant Treasurer of certain funds within the Phoenix Fund Family
                                                         (2004-present). Senior Manager (2002-2004), Manager (2000-2002), Audit,
                                                         Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Vice President, Counsel,     Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row            Secretary and                2005-present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102          Chief Legal Officer          of certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/3/54                 since 2005.                  Compliance Officer of Investments and Counsel, Travelers Life & Annuity
                                                         Company (January 2005-May 2005). Assistant General Counsel, The Hartford
                                                         Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

50

PHOENIX-KAYNE FUNDS
1800 Avenue of the Stars, 2nd Floor
Los Angeles, CA 90067

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Kayne Anderson Rudnick Investment
Management, LLC
1800 Avenue of the Stars, 2nd Floor
Los Angeles, CA 90067

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                            1-800-243-1574
Advisor Consulting Group                                        1-800-243-4361
Telephone Orders                                                1-800-367-5877
Text Telephone                                                  1-800-243-1926
Web site                                                      PHOENIXFUNDS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                                ---------------
                                                                    PRESORED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. box 150480
Hartford, CT 06115-0480




For more information about POhoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1739                                                                     8-05




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3.       With  respect  to  all  Trustees,   nominees  must  qualify  under  all
         applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.       The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS
------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
-------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 (a)(1)  Not applicable.


 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)  Not applicable.

 (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix-Kayne Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward
                           Executive Vice President
                           (principal executive officer)

Date     September 2, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward
                           Executive Vice President
                           (principal executive officer)

Date     September 2, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date     September 2, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.